Document And Entity Information	9 Months Ended
	Jul. 31, 2012	Sep. 04, 2012 Common Class A [Member]	Sep. 04, 2012 Common Class B [Member]
Entity Registrant Name	HOVNANIAN ENTERPRISES INC
Document Type	8-K
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		117,626,144	14,658,653
Amendment Flag	false
Entity Central Index Key	0000357294
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 233,970	$ 250,740
Consolidated inventory not owned:
Investments in and advances to unconsolidated joint ventures	59,700	57,800
Total assets	1,624,843	1,602,180
LIABILITIES AND EQUITY
Secured debt	967,900
Total liabilities	2,029,044	2,098,782
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000 at July 31, 2012 and at October 31, 2011	135,299	135,299
Paid in capital - common stock	665,443	591,696
Accumulated deficit	(1,091,293)	(1,109,506)
Treasury stock - at cost	(115,360)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders’ equity deficit	(404,463)	(496,694)
Noncontrolling interest in consolidated joint ventures	262	92
Total equity deficit	(404,201)	(496,602)
Total liabilities and equity	1,624,843	1,602,180
Notes payable:
Senior notes	458,607	802,862
TEU senior subordinated amortizing notes	7,004	13,323
Accrued interest	31,405	21,331
Total notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Homebuilding [Member] | Nonrecourse Land Mortgages [Member]
LIABILITIES AND EQUITY
Secured debt	44,586	26,121
Homebuilding [Member] | Nonrecourse Mortgages Secured By Operating Properties [Member]
LIABILITIES AND EQUITY
Secured debt	19,024	19,748
Homebuilding [Member]
ASSETS
Cash and cash equivalents	219,326	244,356
Restricted cash	48,143	73,539
Inventories:
Sold and unsold homes and lots under development	708,343	720,149
Land and land options held for future development or sale	213,482	245,529
Consolidated inventory not owned:
Specific performance options		2,434
Other options	82,203
Total consolidated inventory not owned	82,203	2,434
Total inventories	1,004,028	968,112
Investments in and advances to unconsolidated joint ventures	59,680	57,826
Receivables, deposits, and notes	61,142	52,277
Property, plant, and equipment – net	49,674	53,266
Prepaid expenses and other assets	65,222	67,698
Total assets	1,507,215	1,517,074
LIABILITIES AND EQUITY
Liabilities from inventory not owned	69,797	2,434
Total liabilities	457,561	368,606
Notes payable:
Accounts payable and other liabilities	299,011	303,633
Customers’ deposits	25,143	16,670
Financial Services [Member]
ASSETS
Cash and cash equivalents	14,644	6,384
Restricted cash	9,020	4,079
Mortgage loans held for sale	91,353	72,172
Other assets	2,611	2,471
Consolidated inventory not owned:
Total assets	117,628	85,106
LIABILITIES AND EQUITY
Total liabilities	99,904	64,246
Notes payable:
Accounts payable and other liabilities	21,696	14,517
Mortgage warehouse line of credit	78,208	49,729
Common Class A [Member]
LIABILITIES AND EQUITY
Common stock	1,294	921
Common Class B [Member]
LIABILITIES AND EQUITY
Common stock	154	153
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	$ 967,871	$ 786,585

Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	5,600	5,600
Preferred stock, liquidation preference (in Dollars per share)	$ 140,000	$ 140,000
Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	129,385,707	92,141,492
Common stock, shares held in Treasury (in Shares)	11,760,763	11,694,720
Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	15,351,601	15,252,212
Common stock, shares held in Treasury (in Shares)	691,748	691,748

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Revenues:
Sale of homes	$ 371,481		$ 276,479		$ 936,305		$ 759,338
Land sales and other revenues	4,743		1,289		36,014		13,695
Total homebuilding	376,224		277,768		972,319		773,033
Financial services	10,787		7,850		25,990		20,249
Total revenues	387,011		285,618		998,309		793,282
Expenses:
Cost of sales, excluding interest	305,178		234,256		794,168		646,149
Cost of sales interest	14,298		14,222		40,091		43,804
Inventory impairment loss and land option write-offs	689		11,426		7,230		41,876
Total cost of sales	320,165		259,904		841,489		731,829
Selling, general and administrative	36,230		34,900		104,609		114,944
Total homebuilding expenses	356,395		294,804		946,098		846,773
Financial services	6,111		5,547		16,651		16,194
Corporate general and administrative	11,913		11,648		36,961		38,609
Other interest	24,590	[1],[2]	25,207	[1],[2]	72,641	[1],[2]	74,079	[1],[2]
Other operations (income) expense	(3,099)		341		3,289		1,933
Total expenses	395,910		337,547		1,075,640		977,588
Gain (loss) on extinguishment of debt	6,230		(1,391)		57,966		(3,035)
Income (loss) from unconsolidated joint ventures	852		(2,255)		2,324		(6,479)
(Loss) before income taxes	(1,817)		(55,575)		(17,041)		(193,820)
State and federal income tax (benefit) provision:
State	(36,563)		(4,642)		(35,461)		(4,349)
Federal	70		(3)		207		(1,732)
Total income taxes	(36,493)		(4,645)		(35,254)		(6,081)
Net income (loss)	$ 34,676		$ (50,930)		$ 18,213		$ (187,739)
Basic:
Income (loss) per common share (in Dollars per share)	$ 0.25		$ (0.47)		$ 0.15		$ (1.92)
Weighted-average number of common shares outstanding (in Shares)	138,472		108,721		121,357		97,648
Assuming dilution:
Income (loss) per common share (in Dollars per share)	$ 0.25		$ (0.47)		$ 0.15		$ (1.92)
Weighted-average number of common shares outstanding (in Shares)	138,552		108,721		121,380		97,648

[1]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[2]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.

Condensed Consolidated Statement of Equity (Unaudited) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600
Stock options, amortization and issuances				3,332				3,332
Restricted stock amortization, issuances and forfeitures	2	1		284				287
Restricted stock amortization, issuances and forfeitures (in Shares)	171,248	117,399
Stock issuance	250			47,000				47,250
Stock issuance (in Shares)	25,000,000
Issuance of shares for debt	85			23,167				23,252
Issuance of shares for debt (in Shares)	8,443,713
Settlement of prepaid common stock purchase contracts	36			(36)
Settlement of prepaid common stock purchase contracts (in Shares)	3,611,244
Conversion of Class B to Class A Common Stock (in Shares)	18,010	(18,010)
Changes in noncontrolling interest in consolidated joint ventures							170	170
Treasury stock purchases						(103)		(103)
Treasury stock purchases (in Shares)	(66,043)							(100,000)
Net income					18,213			18,213
Balance at Jul. 31, 2012	$ 1,294	$ 154	$ 135,299	$ 665,443	$ (1,091,293)	$ (115,360)	$ 262	$ (404,201)
Balance (in Shares) at Jul. 31, 2012	117,624,944	14,659,853	5,600

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 18,213	$ (187,739)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,711	7,167
Compensation from stock options and awards	3,734	5,110
Amortization of bond discounts and deferred financing costs	5,253	4,456
Gain on sale and retirement of property and assets	(81)	(44)
(Income) loss from unconsolidated joint ventures	(2,324)	6,479
Distributions of earnings from unconsolidated joint ventures	537	366
(Gain) loss on extinguishment of debt	(57,966)	3,035
Expenses related to the debt for debt exchange	4,694
Inventory impairment and land option write-offs	7,230	41,876
(Increase) decrease in assets:
Mortgage loans held for sale	(19,181)	33,128
Restricted cash, receivables, prepaids, deposits and other assets	14,129	42,344
Inventories	(8,831)	(85,657)
Increase (decrease) in liabilities:
State and federal income tax liabilities	(35,137)	17,872
Customers’ deposits	7,200	5,970
Accounts payable, accrued interest and other accrued liabilities	(4,256)	(73,604)
Net cash used in operating activities	(62,075)	(179,241)
Cash flows from investing activities:
Proceeds from sale of property and assets	3,033	950
Purchase of property, equipment, and other fixed assets	(4,874)	(743)
Investments in and advances to unconsolidated joint ventures	(2,889)	(3,288)
Distributions of capital from unconsolidated joint ventures	2,820	2,999
Net cash used in investing activities	(1,910)	(82)
Cash flows from financing activities:
Proceeds from mortgages and notes	8,347	61
Payments from mortgages and notes	(11,179)
Proceeds from land bank financing program	38,146
Proceeds from Senior Debt		151,220
Net proceeds from Senior Secured Notes		12,660
Net proceeds from Tangible Equity Units issuance		83,707
Net proceeds from Common Stock issuance	47,250	54,899
Net payments related to mortgage warehouse lines of credit	28,479	(31,984)
Principal payments and debt repurchases	(75,435)	(170,639)
Proceeds from model sale leaseback financing programs	31,651
Deferred financing costs from land bank financing program and note issuance	(1,067)	(5,396)
Payments related to the debt for debt exchange	(18,874)
Purchase of treasury stock	(103)
Net cash provided by financing activities	47,215	94,528
Net decrease in cash and cash equivalents	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Supplemental disclosures of cash flow:
Income taxes	$ 117	$ 24,024

Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jan. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Noncash aquisition - increase in inventory (in Dollars)	$ 43,700	$ 9,500	$ 43,700	$ 9,500
Noncash aquisition - increase in non-recourse land mortgages (in Dollars)	20,600	18,500	20,600	18,500
Noncash aquisition - increase (decrease) in accounts payable and other liabilities (in Dollars)	$ 13,200	$ 9,000	$ 13,200	$ (9,000)

Note 1	9 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  Hovnanian Enterprises, Inc. and Subsidiaries (the "Company”, “we”, “us” or “our”) has reportable segments consisting of six Homebuilding segments (Northeast, Mid-Atlantic, Midwest, Southeast, Southwest and West) and the Financial Services segment (see Note 17).

The accompanying unaudited Condensed Consolidated Financial Statements include our accounts and those of all wholly-owned subsidiaries after elimination of all significant intercompany balances and transactions.  Certain immaterial prior year amounts have been reclassified to conform to the current year presentation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X and should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended October 31, 2011.  In the opinion of management, all adjustments for interim periods presented have been made, which include normal recurring accruals and deferrals necessary for a fair presentation of our consolidated financial position, results of operations, and cash flows.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements.  Results for interim periods are not necessarily indicative of the results which might be expected for a full year.  The balance sheet at October 31, 2011 has been derived from the audited Consolidated Financial Statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements.

Note 2	9 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.  For the three and nine months ended July 31, 2012, the Company’s total stock-based compensation expense was $0.8 million and $3.7 million, respectively, and $1.5 million and $5.1 million for the three and nine months ended July 31, 2011, respectively.  Included in this total stock-based compensation expense was the vesting of stock options of $0.7 million and $3.3 million for the three and nine months ended July 31, 2012, respectively, and $1.1 million and $3.7 million for the three and nine months ended July 31, 2011, respectively.

Note 3	9 Months Ended
Jul. 31, 2012
Home Building Interest [Text Block]
3.  Interest costs incurred, expensed and capitalized were:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$118,435	$135,556	$121,441	$136,288
Plus interest incurred(1)	39,477	40,051	110,315	117,773
Less cost of sales interest expensed	14,298	14,222	40,091	43,804
Less other interest expensed(2)(3)	24,590	25,207	72,641	74,079
Interest capitalized at end of period(4)	$119,024	$136,178	$119,024	$136,178

(1)	Data does not include interest incurred by our mortgage and finance subsidiaries.

(2)
Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt.  Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.

(3)
Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest, which is calculated as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$24,590	$25,207	$72,641	$74,079
Interest paid by our mortgage and finance subsidiaries	606	516	1,550	1,523
Increase in accrued interest	(13,356)	(12,577)	(10,073)	(10,928)
Cash paid for interest, net of capitalized interest	$11,840	$13,146	$64,118	$64,674

(4)
We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown on a gross basis before allocating any portion of the impairments to capitalized interest.

Note 4	9 Months Ended
Jul. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]	4. Accumulated depreciation at July 31, 2012 and October 31, 2011 amounted to $76.6 million and $75.4 million, respectively, for our homebuilding property, plant and equipment.

Note 5	9 Months Ended
Jul. 31, 2012
Inventory Impairments And Land Option Cost Write Offs [Text Block]
5. We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of the estimated future cash flows at a discount rate commensurate with the risk of the respective community.  For the nine months ended July 31, 2012, our discount rates used for the impairments recorded ranged from 16.8% to 18.5%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may need to recognize additional impairments.  We recorded impairment losses, which are included in the Condensed Consolidated Statement of Operations and deducted from inventory, of $0.2 million and $5.1 million for the three months ended July 31, 2012 and 2011, respectively, and $5.4 million and $28.2 million for the nine months ended July 31, 2012 and 2011, respectively.

The following tables represent inventory impairments by homebuilding segment for the three and nine months ended July 31, 2012 and 2011:

(Dollars in millions)	Three Months Ended July 31, 2012			Three Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	1	$0.1	$0.3	-	$-	$-
Mid-Atlantic	-	-	-	-	-	-
Midwest	-	-	-	1	0.4	0.9
Southeast	2	0.1	0.3	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.2	10.9
Total	3	$0.2	$0.6	13	$5.1	$16.7

(Dollars in millions)	Nine Months Ended July 31, 2012			Nine Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	6	$2.5	$16.4	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	1	0.4	0.9
Southeast	10	2.4	5.8	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	4	6.5	21.5
Total	20	$5.4	$24.1	23	$28.2	$126.8

(1)   Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period’s impairments.

The Condensed Consolidated Statement of Operations line item entitled “Homebuilding: Inventory impairment loss and land option write-offs” also includes write-offs of options, and approval, engineering and capitalized interest costs that we record when we redesign communities and/or abandon certain engineering costs and we do not exercise options in various locations because the communities' pro forma profitability is not projected to produce adequate returns on investment commensurate with the risk.  Total aggregate write-offs related to these items were $0.5 million and $6.3 million for the three months ended July 31, 2012 and 2011, respectively, and $1.8 million and $13.7 million for the nine months ended July 31, 2012 and 2011, respectively.  Occasionally, these write-offs are offset by recovered deposits (sometimes through legal action) that had been written off in a prior period as walk-away costs.  Historically, these recoveries have not been significant in comparison to the total cost written off.

  The following tables represent write-offs of such costs (after giving effect to any recovered deposits in the applicable period) and the number of lots walked away from by homebuilding segment for the three and nine months ended July 31, 2012 and 2011:

	Three Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.1	486	$0.8
Mid-Atlantic	-	-	485	4.8
Midwest	89	0.1	-	-
Southeast	-	-	184	0.5
Southwest	116	0.3	225	0.1
West	-	-	-	0.1
Total	415	$0.5	1,380	$6.3

	Nine Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.4	1,531	$4.0
Mid-Atlantic	182	0.2	2,259	5.3
Midwest	194	0.2	230	0.4
Southeast	734	0.7	1,357	0.8
Southwest	281	0.3	295	0.1
West	-	-	143	3.1
Total	1,601	$1.8	5,815	$13.7

We decide to mothball (or stop development on) certain communities when we determine the current performance does not justify further investment at the time.  When we decide to mothball a community, the inventory is reclassified from “Sold and unsold homes and lots under development” to “Land and land options held for future development or sale”.  During the first nine months of fiscal 2012, we mothballed one community previously held for sale, re-activated two previously mothballed communities and sold four previously mothballed communities.  As of July 31, 2012, the net book value associated with our 54 total mothballed communities was $128.0 million, net of impairment charges of $464.6 million.

During the second and third quarters of fiscal 2012, we entered into certain model sale leaseback financing arrangements, whereby we sold and leased back certain of our model homes with the right to participate in the potential profit when each home is sold to a third party at the end of the respective lease.  As a result of our continued involvement, for accounting purposes, these sale and leaseback transactions are considered a financing rather than a sale. Therefore, for purposes of our Condensed Consolidated Balance Sheet, the inventory of $32.5 million was reclassified to consolidated inventory not owned, with a $31.7 million liability from inventory not owned for the amount of cash received.

During the third quarter of fiscal 2012, we entered into a land banking arrangement with GSO Capital Partners LP (“GSO”).  We sold a portfolio of our land parcels to GSO, and GSO provided us an option to purchase back finished lots on a quarterly basis.  Because of our option to repurchase these parcels, for accounting purposes, this transaction is considered a financing rather than a sale. For purposes of our Condensed Consolidated Balance Sheet, the inventory of $49.7 million was reclassified to consolidated inventory not owned, with a $38.1 million liability from inventory not owned recorded for the amount of cash received.

Note 6	9 Months Ended
Jul. 31, 2012
Product Warranty Disclosure [Text Block]
6.  We establish a warranty accrual for repair costs under $5,000 per occurrence to homes, community amenities, and land development infrastructure.  We accrue for warranty costs as part of cost of sales at the time each home is closed and title and possession have been transferred to the homebuyer.  In addition, we accrue for warranty costs over $5,000 per occurrence as part of our general liability insurance deductible, which is expensed as selling, general, and administrative costs.  For homes delivered in fiscal 2012 and 2011, our deductible under our general liability insurance is $20 million per occurrence for construction defects and warranty claims.  For bodily injury claims, our deductible per occurrence in 2012 and 2011 is $0.1 million up to a $5 million limit.  Our aggregate retention in 2012 and 2011 is $21 million for construction defects, warranty and bodily injury claims.  Additions and charges in the warranty reserve and general liability reserve for the three and nine months ended July 31, 2012 and 2011 were as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Balance, beginning of period	$123,580	$118,767	$123,865	$125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$122,116	$119,071	$122,116	$119,071

Warranty accruals are based upon historical experience.  We engage a third-party actuary that uses our historical warranty and construction defect data and worker’s compensation data to assist us in estimating our reserves for unpaid claims, claim adjustment expenses and incurred but not reported claims reserves for the risks that we are assuming under the general liability and workers compensation programs.  The estimates include provisions for inflation, claims handling, and legal fees.

Insurance claims paid by our insurance carriers, excluding insurance deductibles paid, were $13.8 million and $1.7  million for the three months ended July 31, 2012 and 2011, respectively, and $16.4 million and $8.1 million for the nine months ended July 31, 2012 and 2011, respectively, for prior year deliveries. In the third quarter of fiscal 2012, we settled two construction defect claims, one claim relating to the Northeast segment and one claim relating to the West segment, which made up the majority of the payments for the period.

Note 7	9 Months Ended
Jul. 31, 2012
Legal Matters and Contingencies [Text Block]
7.  We are involved in litigation arising in the ordinary course of business, none of which is expected to have a material adverse effect on our financial position or results of operations, and we are subject to extensive and complex regulations that affect the development and home building, sales and customer financing processes, including zoning, density, building standards and mortgage financing.  These regulations often provide broad discretion to the administering governmental authorities.  This can delay or increase the cost of development or homebuilding.

We also are subject to a variety of local, state, federal and foreign laws and regulations concerning protection of health and the environment.  The particular environmental laws that apply to any given community vary greatly according to the community site, the site’s environmental conditions and the present and former uses of the site.  These environmental laws may result in delays, may cause us to incur substantial compliance, remediation and/or other costs, and can prohibit or severely restrict development and homebuilding activity.

We anticipate that increasingly stringent requirements will be imposed on developers and homebuilders in the future. Although we cannot predict the effect of these requirements, they could result in time-consuming and expensive compliance programs and in substantial expenditures, which could cause delays and increase our cost of operations. In addition, the continued effectiveness of permits already granted or approvals already obtained is dependent upon many factors, some of which are beyond our control, such as changes in policies, rules, and regulations and their interpretations and application.

The Company is also involved in the following litigation:

Hovnanian Enterprises, Inc. and K. Hovnanian Venture I, L.L.C. have been named as defendants in a class action suit. The action was filed by Mike D’Andrea and Tracy D’Andrea, on behalf of themselves and all others similarly situated in the Superior Court of New Jersey, Gloucester County. The action was initially filed on May 8, 2006 alleging that the HVAC systems installed in certain of the Company’s homes are in violation of applicable New Jersey building codes and are a potential safety issue. On December 14, 2011, the Superior Court granted class certification; the potential class is 1,065 homes.  We filed a request to take an interlocutory appeal regarding the class certification decision. The Appellate Division denied the request, and we filed a request for interlocutory review by the New Jersey Supreme Court, which remanded the case back to the Appellate Division for a review on the merits of the appeal on May 8, 2012. The plaintiff seeks unspecified damages as well as treble damages pursuant to the NJ Consumer Fraud Act.   The Company believes there is insurance coverage available to it for this action.  While we have determined that a loss related to this case is not probable, it is not possible to estimate a loss or range of loss related to this matter at this time.  On December 19, 2011, certain subsidiaries of the Company filed a separate action seeking indemnification against the various manufactures and subcontractors implicated by the class action.

Note 8	9 Months Ended
Jul. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
8.  Cash and cash equivalents include cash deposited in checking accounts, overnight repurchase agreements, certificates of deposit, Treasury Bills and government money market funds with maturities of 90 days or less when purchased.  Our cash balances are held at a few financial institutions and may, at times, exceed insurable amounts.  We believe we help to mitigate this risk by depositing our cash in major financial institutions.  At July 31, 2012 we had no cash equivalents as the full balance of cash and cash equivalents was held as cash.

Note 9	9 Months Ended
Jul. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
 9.   Our mortgage banking subsidiary originates mortgage loans, primarily from the sale of our homes. Such mortgage loans are sold in the secondary mortgage market within a short period of time of origination. Mortgage loans held for sale consist primarily of single-family residential loans collateralized by the underlying property. We have elected the fair value option to record loans held for sale and therefore these loans are recorded at fair value with the changes in the value recognized in the Statements of Operations in “Revenues: Financial services.” We currently use forward sales of mortgage-backed securities, interest rate commitments from borrowers and mandatory and/or best efforts forward commitments to sell loans to investors to protect us from interest rate fluctuations. These short-term instruments, which do not require any payments to be made to the counter-party or investor in connection with the execution of the commitments, are recorded at fair value. Gains and losses on changes in the fair value are recognized in the Statements of Operations in “Revenues: Financial services”. Loans held for sale of $2.4 million and $1.0 million at July 31, 2012 and October 31, 2011, respectively, represent loans that cannot currently be sold at reasonable terms in the secondary mortgage market.  These loans are serviced by a third party until such time that they can be liquidated via alternative mortgage markets, foreclosure or repayment.

At July 31, 2012 and October 31, 2011, respectively, $78.1 million and $52.7 million of such mortgages held for sale were pledged against our mortgage warehouse lines of credit (see Note 10). We may incur losses with respect to mortgages that were previously sold that are delinquent and which had underwriting defects, but only to the extent the losses are not covered by mortgage insurance or resale value of the home. Historically, we have not made significant payments associated with mortgages we originated. The reserves for these estimated losses are included in the "Mortgage loans held for sale" balance on the Condensed Consolidated Balance Sheet.

The activity in our loan origination reserves during the three and nine months ended July 31, 2012 and 2011 was as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Loan origination reserves, beginning of period	$6,570	$5,564	$5,063	$5,486
Provisions for losses during the period	950	237	3,339	1,958
Adjustments to pre-existing provisions for losses from changes in estimates	220	(349)	272	(1,201)
Payments/settlements	(359)	(220)	(1,293)	(1,011)
Loan origination reserves, end of period	$7,381	$5,232	$7,381	$5,232

Note 10	9 Months Ended
Jul. 31, 2012
Line Of Credit [Text Block]
10.   We have certain stand alone cash collateralized letter of credit agreements and facilities under which there were a total of $32.3 million and $54.1 million of letters of credit outstanding as of July 31, 2012 and October 31, 2011, respectively. These agreements and facilities require us to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder, which will affect the amount of cash we have available for other uses. As of July 31, 2012 and October 31, 2011, the amount of cash collateral in these segregated accounts was $32.8 million and $57.7 million, respectively, which is reflected in “Restricted cash” on the Condensed Consolidated Balance Sheets.

Our wholly owned mortgage banking subsidiary, K. Hovnanian American Mortgage, LLC (“K. Hovnanian Mortgage”), originates mortgage loans primarily from the sale of our homes. Such mortgage loans and related servicing rights are sold in the secondary mortgage market within a short period of time. Our secured Master Repurchase Agreement with JPMorgan Chase Bank, N.A. (“Chase Master Repurchase Agreement”) is a short-term borrowing facility that provides up to $75 million through November 1, 2012 and thereafter up to $50 million through March 28, 2013. The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the current LIBOR subject to a floor of 1.625% plus the applicable margin ranging from 2.5% to 3.0% based on the takeout investor and type of loan. As of July 31, 2012, the aggregate principal amount of all borrowings under the Chase Master Repurchase Agreement was $56.2 million.

On May 29, 2012, K. Hovnanian Mortgage entered into another secured Master Repurchase Agreement with Customers Bank (“Customers Master Repurchase Agreement), which is a short-term borrowing facility that provides up to $37.5 million through May 28, 2013.  The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable daily or as loans are sold to permanent investors on outstanding advances at the current LIBOR subject to a floor of 3.5% plus the applicable margin ranging from 3.0% to 5.5% based on the takeout investor and type of loan. As of July 31, 2012, the aggregate principal amount of all borrowings under the Customers Master Repurchase Agreement was $22.0 million.

On June 29, 2012, K. Hovnanian Mortgage entered into a third secured Master Repurchase Agreement with Credit Suisse First Boston Mortgage Capital LLC (“Credit Suisse Master Repurchase Agreement”), which is a short-term borrowing facility that provides up to $25.0 million through June 28, 2013.  The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the Credit Suisse Cost of Funds, which was 0.74% at July 31, 2012, plus the applicable margin ranging from 3.75% to 4.0% based on the takeout investor and type of loan. As of July 31, 2012, there were no outstanding borrowings under the Credit Suisse Master Repurchase Agreement.

The Chase Master Repurchase Agreement, Customers Master Repurchase Agreement and Credit Suisse Master Repurchase Agreement (together, the “Master Repurchase Agreements”) require K. Hovnanian Mortgage to satisfy and maintain specified financial ratios and other financial condition tests. Because of the extremely short period of time mortgages are held by K. Hovnanian Mortgage before the mortgages are sold to investors (generally a period of a few weeks), the immateriality to us on a consolidated basis of the size of the Master Repurchase Agreements, the levels required by these financial covenants, our ability based on our immediately available resources to contribute sufficient capital to cure any default, were such conditions to occur, and our right to cure any conditions of default based on the terms of the agreement, we do not consider any of these covenants to be substantive or material.  As of July 31, 2012, we believe we were in compliance with the covenants under the Master Repurchase Agreements.

Note 11	9 Months Ended
Jul. 31, 2012
Long-term Debt [Text Block]
11. As of July 31, 2012, we had $992.0 million of outstanding senior secured notes ($967.9 million, net of discount), comprised of $797.0 million 10.625% Senior Secured Notes due 2016 (the “10.625% 2016 Notes”), $53.2 million 2.0% Senior Secured Notes due 2021 (the “2.0% 2021 Notes”) and $141.8 million 5.0% Senior Secured Notes due 2021 (the “5.0% 2021 Notes” and together with the 2.0% 2021 Notes, the “2021 Notes”).  As of July 31, 2012, we also had $460.6 million of outstanding senior notes ($458.6 million, net of discount), comprised of $36.7 million 6.5% Senior Notes due 2014, $3.0 million 6.375% Senior Notes due 2014, $21.4 million 6.25% Senior Notes due 2015, $131.2 million 6.25% Senior Notes due 2016, $86.5 million 7.5% Senior Notes due 2016, $121.0 million 8.625% Senior Notes due 2017 and $60.8 million 11.875% Senior Notes due 2015. In addition, as of July 31, 2012, we had outstanding $7.0 million 7.25% Tangible Equity Units as discussed below in Note 12. Except for K. Hovnanian, the issuer of the notes, our home mortgage subsidiaries, joint ventures and subsidiaries holding interests in our joint ventures, certain of our title insurance subsidiaries and our foreign subsidiary, we and each of our subsidiaries are guarantors of the senior secured and senior notes and Amortizing Notes (see Note 12) outstanding at July 31, 2012 (see Note 22).  In addition, the 2021 Notes are guaranteed by K. Hovnanian JV Holdings, L.L.C. and its subsidiaries except for certain joint ventures and joint venture holding companies (collectively, the “Secured Group”). Members of the Secured Group do not guarantee K. Hovnanian's other indebtedness.

The 10.625% Senior Secured Notes due 2016 are secured by a first-priority lien, subject to permitted liens and other exceptions, on substantially all the assets owned by us, K. Hovnanian Enterprises, Inc. (“K. Hovnanian”) (the issuer of the senior secured notes) and the guarantors of such senior secured notes. At July 31, 2012, the aggregate book value of the real property collateral securing these notes was approximately $640.9 million, which does not include the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value. In addition, cash collateral securing these notes was $164.8 million as of July 31, 2012, which includes $32.8 million of restricted cash collateralizing certain letters of credit. Subsequent to such date, cash uses include general business operations and real estate and other investments.

On November 1, 2011, K. Hovnanian issued $141.8 million aggregate principal amount of 5.0% 2021 Notes and $53.2 million aggregate principal amount of 2.0% 2021 Notes in exchange for $195.0 million of K. Hovnanian's unsecured senior notes with maturities ranging from 2014 through 2017. Holders of the senior notes due 2014 and 2015 that were exchanged in the exchange offer also received an aggregate of approximately $14.2 million in cash payments and all holders of senior notes that were exchanged in the exchange offer received accrued and unpaid interest (in the aggregate amount of approximately $3.3 million). Costs associated with this transaction were $4.7 million.  The 5.0% 2021 Notes and the 2.0% 2021 Notes were issued as separate series under an indenture, but have substantially the same terms other than with respect to interest rate and related redemption provisions, and vote together as a single class. The accounting for the debt exchange is being treated as a troubled debt restructuring. Under this accounting, the Company did not recognize any gain or loss on extinguishment of debt and the costs associated with the debt exchange were expensed as incurred as shown in “Other operations” in the Condensed Consolidated Statement of Operations.

The guarantees with respect to the 2021 Notes of the Secured Group are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets of the members of the Secured Group. As of July 31, 2012, the collateral securing the guarantees primarily included (1) $86.4 million of cash and cash equivalents and (2) equity interests in guarantors that are members of the Secured Group.  Subsequent to such date, cash uses include general business operations and real estate and other investments. The aggregate book value of the real property of the Secured Group collateralizing the 2021 Notes was approximately $36.5 million as of July 31, 2012 (not including the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value).  Members of the Secured Group also own equity in joint ventures, either directly or indirectly through ownership of joint venture holding companies, with a book value of $46.4 million as of July 31, 2012; this equity is not pledged to secure, and is not collateral for, the 2021 Notes. Members of the Secured Group are “unrestricted subsidiaries” under K. Hovnanian's other senior notes, senior secured notes and Amortizing Notes, and thus have not guaranteed such indebtedness.

During the three months ended July 31, 2012, we repurchased for cash in the open market $2.0 million principal amount of our 11.875% Senior Notes due 2015.  During the nine months ended July 31, 2012, we repurchased for cash in the open market and privately negotiated transactions $21.0 million principal amount of our 6.25% Senior Notes due 2016, $61.1 million principal amount of our 7.5% Senior Notes due 2016, $37.4 million principal amount of our 8.625% Senior Notes due 2017 and $2.0 million principal amount of our 11.875% Senior Notes due 2015.  The aggregate purchase price for these repurchases was $1.5 million and $72.2 million, respectively, for the three and nine months ended July 31, 2012, plus accrued and unpaid interest.  These repurchases resulted in a gain on extinguishment of debt of $0.4 million and $48.4 million, respectively, for the three and nine months ended July 31, 2012, net of the write-off of unamortized discounts and fees. The gain is included in the Condensed Consolidated Statement of Operations as “Gain on extinguishment of debt.” Certain of these repurchases were funded with the proceeds from our April 11, 2012 issuance of 25,000,000 shares of our Class A Common Stock (see Note 15).

In addition, during the three months ended July 31, 2012, we exchanged pursuant to agreements with bondholders, $7.8 million principal amount of our 6.25% Senior Notes due 2016, $4.0 million principal amount of our 7.5% Senior Notes due 2016 and $9.2 million of our 8.625% Senior Notes due 2017, for shares of our Class A Common Stock, as discussed in Note 15.  During the nine months ended July 31, 2012, we exchanged pursuant to agreements with bondholders $7.8 million principal amount of our 6.25% Senior Notes due 2016, $4.0 million principal amount of our 7.5% Senior Notes due 2016 and $18.3 million of our outstanding 8.625% Senior Notes due 2017 for shares of our Class A Common Stock, as discussed in Note 15.  These transactions resulted in a gain on extinguishment of debt of $5.8 million and $9.3 million, respectively, for the three and nine months ended July 31, 2012.

The indentures governing the notes do not contain any financial maintenance covenants, but do contain restrictive covenants that limit, among other things, the Company’s ability and that of certain of its subsidiaries, including K. Hovnanian, to incur additional indebtedness (other than certain permitted indebtedness, refinancing indebtedness and non-recourse indebtedness), pay dividends and make distributions on common and preferred stock, repurchase senior and senior subordinated notes (with respect to the senior secured first-lien notes indenture), make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all assets and enter into certain transactions with affiliates.  The indentures also contain events of default which would permit the holders of the notes to declare the notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the notes or other material indebtedness, the failure to comply with agreements and covenants and specified events of bankruptcy, and insolvency and, with respect to the indentures governing the senior secured notes, the failure of the documents granting security for the senior secured notes to be in full force and effect and the failure of the liens on any material portion of the collateral securing the senior secured notes to be valid and perfected. As of July 31, 2012 we believe we were in compliance with the covenants of the indentures governing our outstanding notes.

Under the terms of the indentures (including with respect to the Amortizing Notes), we have the right to make certain redemptions and, depending on market conditions and covenant restrictions, may do so from time to time. We also continue to evaluate our capital structure and may also continue to make debt purchases and/or exchanges for debt or equity from time to time through tender offers, open market purchases, private transactions, or otherwise or seek to raise additional debt or equity capital, depending on market conditions and covenant restrictions.

If our consolidated fixed charge coverage ratio, as defined in the indentures governing our senior secured and senior notes, is less than 2.0 to 1.0, we are restricted from making certain payments, including dividends, and from incurring indebtedness other than certain permitted indebtedness, refinancing indebtedness, and non-recourse indebtedness. As a result of this restriction, we are currently restricted from paying dividends, which are not cumulative, on our 7.625% Series A Preferred Stock. If current market trends continue or worsen, we will continue to be restricted from paying dividends for the foreseeable future.  Our inability to pay dividends is in accordance with covenant restrictions and will not result in a default under our bond indentures or otherwise affect compliance with any of the covenants contained in the bond indentures.

Note 12	9 Months Ended
Jul. 31, 2012
Tangible Equity Units Disclosure [Text Block]
 12.  On February 9, 2011, we issued an aggregate of 3,000,000 7.25% Tangible Equity Units (the “Units”), and on February 14, 2011, we issued an additional 450,000 Units pursuant to the over-allotment option granted to the underwriters. Each Unit initially consists of (i) a prepaid stock purchase contract (each a “Purchase Contract”) and (ii) a senior subordinated amortizing note due February 15, 2014 (each, an “Amortizing Note”).  As of July 31, 2012, we had an aggregate principal amount of $7.0 million Amortizing Notes outstanding. On each February 15, May 15, August 15 and November 15, K. Hovnanian will pay holders of Amortizing Notes equal quarterly cash installments of $0.453125 per Amortizing Note, which cash payments in the aggregate will be equivalent to 7.25% per year with respect to each $25 stated amount of Units. Each installment constitutes a payment of interest (at a rate of 12.072% per annum) and a partial repayment of principal on the Amortizing Note, allocated as set forth in the amortization schedule provided in the indenture under which the Amortizing Notes were issued.  The Amortizing Notes have a scheduled final installment payment date of February 15, 2014.  If we elect to settle the Purchase Contracts early, holders of the Amortizing Notes will have the right to require K. Hovnanian to repurchase such holders’ Amortizing Notes, except in certain circumstances as described in the indenture governing Amortizing Notes.

Unless settled earlier, on February 15, 2014 (subject to postponement under certain circumstances), each Purchase Contract will automatically settle and we will deliver a number of shares of Class A Common Stock based on the applicable market value, as defined in the purchase contract agreement, which will be between 4.7655 shares and 5.8140 shares per Purchase Contract (subject to adjustment).  Each Unit may be separated into its constituent Purchase Contract and Amortizing Note after the initial issuance date of the Units, and the separate components may be combined to create a Unit.  The Amortizing Note component of the Units is recorded as debt, and the Purchase Contract component of the Units is recorded in equity as additional paid in capital.  We have recorded $68.1 million, the initial fair value of the Purchase Contracts, as additional paid in capital.  As of July 31, 2012, 1.5 million Purchase Contracts have been converted into 7.0 million shares of our Class A Common Stock.

During the second quarter of fiscal 2012, we exchanged pursuant to agreements with bondholders approximately $3.1 million aggregate principal amount of our Amortizing Notes for shares of our Class A Common Stock, as discussed in Note 15.  These transactions resulted in a gain on extinguishment of debt of $0.2 million for the nine months ended July 31, 2012.

Note 13	9 Months Ended
Jul. 31, 2012
Earnings Per Share [Text Block]
13. Basic earnings per share is computed by dividing net earnings attributable to common stockholders by the weighted-average number of common shares outstanding for the period, adjusted for non-vested shares of restricted stock (the “denominator”) for the period.  The basic weighted-average number of shares for the three months and nine months ended July 31, 2012 includes 9.4 million shares related to Purchase Contracts (issued as part of our 7.25% Tangible Equity Units) which are issuable in the future with no additional cash required to be paid by the holders thereof. Computing diluted earnings per share is similar to computing basic earnings per share, except that the denominator is increased to include the dilutive effects of all issued and outstanding options and non-vested shares of restricted stock.  Any options that have an exercise price greater than the average market price are considered to be anti-dilutive and are excluded from the diluted earnings per share calculation.

All outstanding non-vested shares of restricted stock that contain non-forfeitable rights to dividends or dividend equivalents that participate in undistributed earnings with common stock are considered participating securities and are included in computing earnings per share pursuant to the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and participation rights in undistributed earnings. The Company’s restricted common stock (“non-vested shares”) are considered participating securities.

Basic and diluted earnings per share for the periods presented below were calculated as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands, except per share data)	2012	2011	2012	2011

Numerator:
Net earnings (loss) attributable to Hovnanian	$34,676	$(50,930)	$18,213	$(187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$34,600	$(50,930)	$18,161	$(187,739)
Denominator:
Denominator for basic earnings per share	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments	80		23
Denominator for diluted earnings per share – weighted average shares outstanding	138,552	108,721	121,380	97,648
Basic earnings per share	$0.25	$(0.47)	$0.15	$(1.92)
Diluted earnings per share	$0.25	$(0.47)	$0.15	$(1.92)

Incremental shares attributed to non-vested stock and outstanding options to purchase common stock of  0.1 million and 0.4 million for the three and nine months ended July 31, 2011, respectively, were excluded from the computation of diluted EPS because we had a net loss for the period, and any incremental shares would not be dilutive.

In addition, shares related to out-of-the money stock options that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS were 4.9 million for both the three and nine months ended July 31, 2012, and 5.7 million for both the three and nine months ended July 31, 2011, because to do so would have been anti-dilutive for the periods presented.

Note 14	9 Months Ended
Jul. 31, 2012
Preferred Stock [Text Block]
14.  On July 12, 2005, we issued 5,600 shares of 7.625% Series A Preferred Stock, with a liquidation preference of $25,000.  Dividends on the Series A Preferred Stock are not cumulative and are payable at an annual rate of 7.625%.  The Series A Preferred Stock is not convertible into the Company’s common stock and is redeemable in whole or in part at our option at the liquidation preference of the shares.  The Series A Preferred Stock is traded as depositary shares, with each depositary share representing 1/1000th of a share of Series A Preferred Stock.  The depositary shares are listed on the NASDAQ Global Market under the symbol “HOVNP”.  During the three and nine months ended July 31, 2012 and 2011, we did not make any dividend payments on the Series A Preferred Stock as a result of covenant restrictions in the indentures governing our senior secured, senior and senior subordinated notes discussed above.  We anticipate we will be restricted from paying dividends for the foreseeable future.

Note 15	9 Months Ended
Jul. 31, 2012
Common Stock [Text Block]
15.  Each share of Class A Common Stock entitles its holder to one vote per share and each share of Class B Common Stock entitles its holder to ten votes per share.  The amount of any regular cash dividend payable on a share of Class A Common Stock will be an amount equal to 110% of the corresponding regular cash dividend payable on a share of Class B Common Stock.  If a shareholder desires to sell shares of Class B Common Stock, such stock must be converted into shares of Class A Common Stock on a one-for-one basis.

On April 11, 2012, we issued 25,000,000 shares of our Class A Common Stock at a price of $2.00 per share, resulting in net proceeds of $47.3 million.  The net proceeds of the issuance, along with cash on hand, were used to purchase $75.4 million principal amount of our senior notes, as discussed in Note 11.

Pursuant to agreements with bondholders, during the three months ended July 31, 2012, we issued an aggregate of 5,379,383 shares of our Class A Common Stock in exchange for an aggregate of $21.0 million of our outstanding indebtedness, consisting of $7.8 million principal amount of our 6.25% Senior Notes due 2016, $4.0 million principal amount of our 7.5% Senior Notes due 2016 and $9.2 million of our 8.625% Senior Notes due 2017. Pursuant to agreements with bondholders, during the nine months ended July 31, 2012, we issued an aggregate of 8,443,713 shares of our Class A Common Stock in exchange for an aggregate of $33.2 million of our outstanding indebtedness, consisting of $7.8 million principal amount of our 6.25% Senior Notes due 2016, $4.0 million principal amount of our 7.5% Senior Notes due 2016, $18.3 million of our outstanding 8.625% Senior Notes due 2017 and approximately $3.1 million aggregate principal amount of our 12.072% senior subordinated amortizing notes (the “exchanges”). The exchanges were effected with existing bondholders, without any underwriters, and no commission or other remuneration was paid or given directly or indirectly for soliciting such exchanges. The exchanges resulted in a gain on extinguishment of debt of $5.8 million and $9.5 million, respectively, for the three and nine months ended July 31, 2012.

In August 2008, our Board of Directors adopted a shareholder rights plan (the “Rights Plan”) designed to preserve shareholder value and the value of certain tax assets primarily associated with net operating loss carryforwards (NOL) and built-in losses under Section 382 of the Internal Revenue Code. Our ability to use NOLs and built-in losses would be limited if there was an “ownership change” under Section 382. This would occur if shareholders owning (or deemed under Section 382 to own) 5% or more of our stock increase their collective ownership of the aggregate amount of our outstanding shares by more than 50 percentage points over a defined period of time. The Rights Plan was adopted to reduce the likelihood of an “ownership change” occurring as defined by Section 382. Under the Rights Plan, one right was distributed for each share of Class A Common Stock and Class B Common Stock outstanding as of the close of business on August 15, 2008. Effective August 15, 2008, if any person or group acquires 4.9% or more of the outstanding shares of Class A Common Stock without the approval of the Board of Directors, there would be a triggering event causing significant dilution in the voting power of such person or group. However, existing stockholders who owned, at the time of the Rights Plan’s adoption, 4.9% or more of the outstanding shares of Class A Common Stock will trigger a dilutive event only if they acquire additional shares. The approval of the Board of Directors’ decision to adopt the Rights Plan may be terminated by the Board at any time, prior to the Rights being triggered. The Rights Plan will continue in effect until August 15, 2018, unless it expires earlier in accordance with its terms. The approval of the Board of Directors’ decision to adopt the Rights Plan was submitted to a stockholder vote and approved at a special meeting of stockholders held on December 5, 2008. Also at the Special Meeting on December 5, 2008, our stockholders approved an amendment to our Certificate of Incorporation to restrict certain transfers of Class A Common Stock in order to preserve the tax treatment of our net operating loss carryforwards and built-in losses under Section 382 of the Internal Revenue Code. Subject to certain exceptions pertaining to pre-existing 5% stockholders and Class B stockholders, the transfer restrictions in the amended Certificate of Incorporation generally restrict any direct or indirect transfer (such as transfers of our stock that result from the transfer of interests in other entities that own our stock) if the effect would be to (i) increase the direct or indirect ownership of our stock by any person (or public group) from less than 5% to 5% or more of our common stock; (ii) increase the percentage of our common stock owned directly or indirectly by a person (or public group) owning or deemed to own 5% or more of our common stock; or (iii) create a new public group. Transfers included under the transfer restrictions include sales to persons (or public groups) whose resulting percentage ownership (direct or indirect) of common stock would exceed the 5% thresholds discussed above, or to persons whose direct or indirect ownership of common stock would by attribution cause another person (or public group) to exceed such threshold.

On July 3, 2001, our Board of Directors authorized a stock repurchase program to purchase up to 4 million shares of Class A Common Stock.  There were no shares purchased during the three months ended July 31, 2012.  During the nine months ended July 31, 2012, we purchased approximately 0.1 million shares.  As of July 31, 2012, 3.5 million shares of Class A Common Stock have been purchased under this program.

Note 16	9 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Text Block]
16.  The total income tax benefit was $35.3 million for the nine months ended July 31, 2012 primarily due to the reversal of reserves for uncertain state tax positions that we have determined have been effectively settled.

Deferred federal and state income tax assets primarily represent the deferred tax benefits arising from temporary differences between book and tax income which will be recognized in future years as an offset against future taxable income. If the combination of future years’ income (or loss) and the reversal of the timing differences results in a loss, such losses can be carried forward to future years. In accordance with ASC 740, we evaluate our deferred tax assets quarterly to determine if valuation allowances are required.  ASC 740 requires that companies assess whether valuation allowances should be established based on the consideration of all available evidence using a “more likely than not” standard.  Given the continued downturn in the homebuilding industry during 2010, 2011 and 2012, resulting in additional inventory and intangible asset impairments, we are in a three-year cumulative loss position as of July 31, 2012.  According to ASC 740, a three-year cumulative loss is significant negative evidence in considering whether deferred tax assets are realizable.  Our valuation allowance for deferred taxes amounted to $909.1 million and $899.4 million at July 31, 2012 and October 31, 2011, respectively.  The valuation allowance increased during the nine months ended July 31, 2012 primarily due to additional reserves recorded for the federal and state tax benefits related to the losses incurred during the period.

Note 17	9 Months Ended
Jul. 31, 2012
Segment Reporting Disclosure [Text Block]
17.  Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision-maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  The Company’s reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases.

  Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“Income (loss) before income taxes”).  Income (loss) before income taxes for the Homebuilding segments consists of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses, interest expense and non-controlling interest expense.  Income before income taxes for the Financial Services segment consists of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to the Company’s segment operations was as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$65,742	$44,051	$159,049	$126,035
Mid-Atlantic	77,131	57,338	196,302	150,600
Midwest	28,271	17,721	70,100	49,295
Southeast	24,660	18,038	81,215	50,476
Southwest	139,790	108,188	346,331	298,829
West	40,559	32,423	119,322	97,896
Total homebuilding	376,153	277,759	972,319	773,131
Financial services	10,787	7,850	25,990	20,249
Corporate and unallocated	71	9	-	(98)
Total revenues	$387,011	$285,618	$998,309	$793,282

Income (loss) before income taxes:
Northeast	$1,435	$(8,400)	$(4,338)	$(43,124)
Mid-Atlantic	4,946	(4,816)	12,615	(13,805)
Midwest	294	(2,893)	(953)	(7,226)
Southeast	(2,417)	(4,017)	(9,150)	(10,697)
Southwest	11,815	7,577	24,600	19,449
West	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial services	4,676	2,303	9,339	4,055
Corporate and unallocated	(21,224)	(39,178)	(43,892)	(119,313)
Loss before income taxes	$(1,817)	$(55,575)	$(17,041)	$(193,820)

(In thousands)	July 31, 2012	October 31, 2011

Assets:
Northeast	$411,486	$385,217
Mid-Atlantic	212,153	219,287
Midwest	70,785	59,105
Southeast	83,349	83,044
Southwest	215,908	188,321
West	161,990	168,590
Total homebuilding	1,155,671	1,103,564
Financial services	117,628	85,106
Corporate and unallocated	351,544	413,510
Total assets	$1,624,843	$1,602,180

Note 18	9 Months Ended
Jul. 31, 2012
Schedule of Variable Interest Entities [Table Text Block]
18.    The Company enters into land and lot option purchase contracts to procure land or lots for the construction of homes. Under these contracts, the Company will fund a stated deposit in consideration for the right, but not the obligation, to purchase land or lots at a future point in time with predetermined terms. Under the terms of the option purchase contracts, many of the option deposits are not refundable at the Company's discretion.  Under the requirements of ASC 810, certain option purchase contracts may result in the creation of a variable interest in the entity (“VIE”) that owns the land parcel under option.

In compliance with ASC 810, the Company analyzes its option purchase contracts to determine whether the corresponding land sellers are VIEs and, if so, whether the Company is the primary beneficiary. Although the Company does not have legal title to the underlying land, ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary. In determining whether it is the primary beneficiary, the Company considers, among other things, whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Such activities would include, among other things, determining or limiting the scope or purpose of the VIE, selling or transferring property owned or controlled by the VIE, or arranging financing for the VIE. The Company also considers whether it has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE. As a result of its analyses, the Company determined that as of July 31, 2012 and October 31, 2011 it was not the primary beneficiary of any VIEs from which it is purchasing land under option purchase contracts.

We will continue to secure land and lots using options, some of which are with VIEs. Including deposits on our unconsolidated VIEs, at July 31, 2012, we had total cash and letters of credit deposits amounting to approximately $40.6 million to purchase land and lots with a total purchase price of $671.9 million.  The maximum exposure to loss with respect to our land and lot options is limited to the deposits, although some deposits are refundable at our request or refundable if certain conditions are not met.

Note 19	9 Months Ended
Jul. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
19.  We enter into homebuilding and land development joint ventures from time to time as a means of accessing lot positions, expanding our market opportunities, establishing strategic alliances, managing our risk profile, leveraging our capital base and enhancing returns on capital.  Our homebuilding joint ventures are generally entered into with third-party investors to develop land and construct homes that are sold directly to third-party homebuyers.  Our land development joint ventures include those entered into with developers and other homebuilders as well as financial investors to develop finished lots for sale to the joint venture’s members or other third parties.

During the three months ended January 31, 2011, we entered into a joint venture agreement to acquire a portfolio of homebuilding projects, including land we previously owned in the consolidated group. We sold the land we owned to the joint venture for net proceeds of $36.1 million, which was equal to our basis in the land at that time, and recorded an investment in unconsolidated joint ventures of $19.7 million for our interest in the venture.  During the three months ended April 30, 2011, we expanded this joint venture, selling additional land we owned to the joint venture for net proceeds of $27.2 million, which was equal to our book value in the land at that time, and recorded an additional investment of $11.4 million of our interest in the venture. Separately, during the three months ended January 31, 2011, our partner in a land development joint venture transferred its interest in the venture to us.  The consolidation resulted in increases in inventory and non-recourse land mortgages of $9.5 million and $18.5 million, respectively, and a decrease in other liabilities of $9.0 million.

During the three months ended July 31, 2012, we purchased our partners’ interest in one of our unconsolidated homebuilding joint ventures.  The consolidation of this entity resulted in increases in inventory, non-recourse land mortgages and accounts payables and other liabilities of $43.7 million, $20.6 million and $13.2 million, respectively.

The tables set forth below summarize the combined financial information related to our unconsolidated homebuilding and land development joint ventures that are accounted for under the equity method.

(Dollars in thousands)	July 31, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,853	$114	$21,967
Inventories	210,650	15,131	225,781
Other assets	13,840	10	13,850
Total assets	$246,343	$15,255	$261,598

Liabilities and equity:
Accounts payable and accrued liabilities	$25,239	$10,820	$36,059
Notes payable	108,425	21	108,446
Total liabilities	133,664	10,841	144,505
Equity of:
Hovnanian Enterprises, Inc.	45,550	1,006	46,556
Others	67,129	3,408	70,537
Total equity	112,679	4,414	117,093
Total liabilities and equity	$246,343	$15,255	$261,598
Debt to capitalization ratio	49%	0%	48%

(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%

As of July 31, 2012 and October 31, 2011, we had advances outstanding of approximately $13.1 million and $11.7 million, respectively, to these unconsolidated joint ventures, which were included in the “Accounts payable and accrued liabilities” balances in the tables above.  On our Condensed Consolidated Balance Sheets, our “Investments in and advances to unconsolidated joint ventures” amounted to $59.7 million and $57.8 million at July 31, 2012 and October 31, 2011, respectively.  In some cases, our net investment in these joint ventures is less than our proportionate share of the equity reflected in the tables above because of the differences between asset impairments recorded against our joint venture investments and any impairments recorded in the applicable joint venture.  Impairments of our joint venture equity investments are recorded when we deem a decline in fair value to be other than temporary while impairments recorded in the joint ventures are recorded when undiscounted cash flows of the community indicate that the carrying amount is not recoverable.  During fiscal 2011 and the first nine months of fiscal 2012, we did not write down any joint venture investments based on our determination that none of the investments in our joint ventures sustained an other than temporary impairment during those periods.

	For the Three Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$89,749	$3,755	$93,504
Cost of sales and expenses	(84,615)	(3,246)	(87,861)
Joint venture net income	$5,134	$509	$5,643
Our share of net income	$823	$255	$1,078

	For the Three Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$57,781	$3,249	$61,030
Cost of sales and expenses	(58,629)	(3,076)	(61,705)
Joint venture net (loss) income	$(848)	$173	$(675)
Our share of net (loss) income	$(2,246)	$139	$(2,107)

	For the Nine Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$220,880	$9,838	$230,718
Cost of sales and expenses	(210,904)	(7,830)	(218,734)
Joint venture net income	$9,976	$2,008	$11,984
Our share of net income	$1,803	$1,003	$2,806

	For the Nine Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$110,302	$9,888	$120,190
Cost of sales and expenses	(119,057)	(9,215)	(128,272)
Joint venture net (loss) income	$(8,755)	$673	$(8,082)
Our share of net (loss) income	$(6,175)	$419	$(5,756)

“Income (loss) from unconsolidated joint ventures” in the accompanying Condensed Consolidated Statements of Operations reflects our proportionate share of the loss or income of these unconsolidated homebuilding and land development joint ventures.  The difference between our share of the loss or income from these unconsolidated joint ventures in the tables above compared to the Condensed Consolidated Statements of Operations is due primarily to one joint venture that had net income for which we do not get any share of the profit because of the cumulative equity position of the joint venture, the reclassification of the intercompany portion of management fee income from certain joint ventures, and the deferral of income for lots purchased by us from certain joint ventures.

In determining whether or not we must consolidate joint ventures that we manage, we assess whether the other partners have specific rights to overcome the presumption of control by us as the manager of the joint venture.  In most cases, the presumption is overcome because the joint venture agreements require that both partners agree on establishing the operations and capital decisions of the partnership, including budgets in the ordinary course of business.

Typically, our unconsolidated joint ventures obtain separate project specific mortgage financing. The amount of financing is generally targeted to be no more than 50% of the joint venture’s total assets.  For our more recent joint ventures, obtaining financing has become challenging, therefore, some of our joint ventures are capitalized only with equity. However, for our most recent joint venture, a portion of our partner's contribution was in the form of mortgage financing. Including the impact of impairments recorded by the joint ventures, the average debt to capitalization ratio of all our joint ventures is currently 48%. Any joint venture financing is on a nonrecourse basis, with guarantees from us limited only to performance and completion of development, environmental warranties and indemnification, standard indemnification for fraud, misrepresentation and other similar actions, including a voluntary bankruptcy filing.  In some instances, the joint venture entity is considered a VIE under ASC 810 due to the returns being capped to the equity holders; however, in these instances, we have determined that we are not the primary beneficiary, and therefore we do not consolidate these entities.

Note 20	9 Months Ended
Jul. 31, 2012
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
20.  In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” which provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and expands the disclosure requirements, particularly for Level 3 fair value measurements. The guidance was effective for the Company beginning February 1, 2012 and in accordance therewith, has been applied prospectively. The adoption of this guidance, which relates primarily to disclosure, did not have a material impact on our financial statements.

Note 21	9 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Text Block]
21.  ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), provides a framework for measuring fair value, expands disclosures about fair-value measurements and establishes a fair-value hierarchy which prioritizes the inputs used in measuring fair value summarized as follows:

Level 1                      Fair value determined based on quoted prices in active markets for identical assets.

Level 2                      Fair value determined using significant other observable inputs.

Level 3                      Fair value determined using significant unobservable inputs.

Our financial instruments measured at fair value on a recurring basis are summarized below:

(In thousands)	Fair Value Hierarchy	Fair Value at July 31, 2012	Fair Value at October 31, 2011

Mortgage loans held for sale (1)	Level 2	$91,898	$73,126
Interest rate lock commitments	Level 2	326	142
Forward contracts	Level 2	(871)	(1,096)
		$91,353	$72,172

(1)  The aggregate unpaid principal balance was $87.4 million and $70.4 million at July 31, 2012 and October 31, 2011, respectively.

We elected the fair value option for our loans held for sale for mortgage loans originated subsequent to October 31, 2008 in accordance with ASC 825, “Financial Instruments” (“ASC 825”), which permits us to measure financial instruments at fair value on a contract-by-contract basis.  Management believes that the election of the fair value option for loans held for sale improves financial reporting by mitigating volatility in reported earnings caused by measuring the fair value of the loans and the derivative instruments used to economically hedge them without having to apply complex hedge accounting provisions.  In addition, the fair value of servicing rights is included in the Company’s loans held for sale as of July 31, 2012.  Fair value of the servicing rights is determined based on values in the Company’s servicing sales contracts.  Fair value of loans held for sale is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics.

The assets accounted for using the fair value option are initially measured at fair value.  Gains and losses from initial measurement and subsequent changes in fair value are recognized in the Financial Services segment’s income (loss).  The changes in fair values that are included in income (loss) are shown, by financial instrument and financial statement line item, below:

	Three Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$863	$193	$(257)

	Three Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$11	$(72)	$186

	Nine Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$417	$184	$225

	Nine Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(369)	$235	$(573)

The Company’s assets measured at fair value on a nonrecurring basis are those assets for which the Company has recorded valuation adjustments and write-offs during the periods presented.  The assets measured at fair value on a nonrecurring basis are all within the Company’s Homebuilding operations and are summarized below:

Non-financial Assets

		Three Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$-	$-	$-
Land and land options held for future development or sale	Level 3	$635	$(165)	$470

		Three Months Ended July 31, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$14,827	$(4,445)	$10,382
Land and land options held for future development or sale	Level 3	$1,864	$(689)	$1,175

		Nine Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$6,978	$(2,714)	$4,264
Land and land options held for future development or sale	Level 3	$17,131	$(2,693)	$14,438

		Nine Months Ended July, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$81,532	$(18,472)	$63,060
Land and land options held for future development or sale	Level 3	$45,294	$(9,734)	$35,560

We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of its estimated future cash flows at a discount rate commensurate with the risk of the respective community. Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may be required to recognize additional impairments.  We recorded inventory impairments, which are included in the Condensed Consolidated Statements of Operations as “Inventory impairment loss and land option write-offs” and deducted from Inventory of $0.2 million and $5.1 million for the three months ended July 31, 2012 and 2011, respectively, and $5.4 million and $28.2 million for the nine months ended July 31, 2012 and 2011, respectively.  See Note 5 for additional information.

The Financial Services segment had a pipeline of loan applications in process of $389.8 million at July 31, 2012.  Loans in process for which interest rates were committed to the borrowers totaled approximately $50.6 million as of July 31, 2012. Substantially all of these commitments were for periods of 60 days or less.  Since a portion of these commitments is expected to expire without being exercised by the borrowers, the total commitments do not necessarily represent future cash requirements.

The Financial Services segment uses investor commitments and forward sales of mandatory mortgage-backed securities (“MBS”) to hedge its mortgage-related interest rate exposure.  These instruments involve, to varying degrees, elements of credit and interest rate risk.  Credit risk is managed by entering into MBS forward commitments, option contracts with investment banks, federally regulated bank affiliates and loan sales transactions with permanent investors meeting the segment’s credit standards.  The segment’s risk, in the event of default by the purchaser, is the difference between the contract price and fair value of the MBS forward commitments and option contracts.  At July 31, 2012, the segment had open commitments amounting to $20.5 million to sell MBS with varying settlement dates through October 18, 2012.

Our Level 1 financial instruments consist of cash and cash equivalents and restricted cash, the fair value of which is based on Level 1 inputs. Our Level 2 financial instruments consist of mortgage loans held for sale and the senior secured, senior and senior subordinated amortizing notes payable.  The fair value of mortgage loans held for sale is determined as discussed above. The fair value of each of the senior secured, senior and senior subordinated amortizing notes is estimated based on recent trades or quoted market prices for the same issues or based on recent trades or quoted market prices for our debt of similar security and maturity to achieve comparable yields. The fair value of the senior secured, senior and senior subordinated amortizing notes was estimated at $966.7 million, $396.4 million and $3.9 million, respectively, as of July 31, 2012, and $653.5 million, $359.0 million and $4.4 million, respectively, as of October 31, 2011.

Note 22	9 Months Ended
Jul. 31, 2012
Condensed Financial Statements Disclosure [Text Block]
22.  Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock, preferred stock, which is represented by depository shares, and 7.25% Tangible Equity Units. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of July 31, 2012, had issued and outstanding approximately $992.0 million of senior secured notes ($967.9 million, net of discount), $460.6 million senior notes ($458.6 million, net of discount), and $7.0 million senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units). The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the senior secured notes, senior notes, and senior subordinated amortizing notes other than the 2021 Notes.  The 2021 Notes are guaranteed by the Guarantor Subsidiaries and the members of the Secured Group (see Note 11).

All of the senior secured notes, senior notes and senior subordinated amortizing notes have been registered under the Securities Act of 1933, as amended, except the 2021 notes, which are not, pursuant to the indenture under which they were issued, required to be registered.  The Condensed Consolidating Financial Statements presented below are in respect of our registered notes only and not the 2021 Notes. In lieu of providing separate financial statements for the Guarantor Subsidiaries of our registered senior secured, senior and senior subordinated amortizing notes, we have included the accompanying Condensed Consolidating Financial Statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries of our registered notes are material to users of our Condensed Consolidated Financial Statements. Therefore, separate financial statements and other disclosures concerning such Guarantor Subsidiaries are not presented.

The following Condensed Consolidating Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,076,088	$236,465	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,420,053)	9,570	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$416,675	$36,918	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,727,332)	226,424	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$356,862	$20,701	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(15,107)	(234)	(37,685)	-
Total revenues	$4	$52,934	$343,992	$29,017	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	352,332	14,572	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	353,739	19,251	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(9,717)	10,588	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,232)			(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$22,515	$10,588	$(4,001)	$34,676

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,769)	(71)	3,161	-
Total revenues	17	28,654	247,231	7,795	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,688	(525)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,929	3,705	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,798)	1,935	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,784)	$1,935	$57,258	$(50,930)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$934,330	$41,907	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(46,238)	(3,682)	(27,055)	-
Total revenues	$8	$76,778	$893,324	$58,983	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	954,080	29,144	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	958,047	41,736	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,202)	19,050	11,619	(17,041)
State and federal income tax benefit	12,929		22,325			35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,066)	(428)	13,200	-
Total revenues	$24	$85,071	$679,184	$19,522	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,298	330	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	842,015	12,564	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,632)	1,280	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(4,336)	(78,465)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(46,213)	(59,415)	-	(62,075)
Net cash provided by (used in) investing activities		26	(2,178)	242		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	2,841	(18,934)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	148,195	(777)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(24,955)	503	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	31,484	4,389		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent’s wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,025,979	$286,574	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,425,600)	15,117	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$379,412	$74,181	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,745,725)	244,817	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$345,957	$31,606	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(14,924)	(417)	(37,685)	-
Total revenues	$4	$52,934	$333,270	$39,739	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	342,291	24,613	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	343,698	29,292	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(10,398)	11,269	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,016)	(216)		(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$21,618	$11,485	$(4,001)	$34,676

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,754)	(86)	3,161	-
Total revenues	17	28,654	247,246	7,780	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,579	(416)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,820	3,814	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,674)	1,811	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,660)	$1,811	$57,258	$(50,930)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$922,078	$54,159	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(45,952)	(3,968)	(27,055)	-
Total revenues	$8	$76,778	$881,358	$70,949	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	942,758	40,466	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	946,725	53,058	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,846)	19,694	11,619	(17,041)
State and federal income tax benefit	12,929		22,109	216		35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213
HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,026)	(468)	13,200	-
Total revenues	$24	$85,071	$679,224	$19,482	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,169	459	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	841,886	12,693	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,463)	1,111	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(680)	(82,121)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(43,417)	(62,211)	-	(62,075)
Net cash provided by (used in) investing activities		26	735	(2,671)		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	(2,868)	(13,225)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	152,122	(4,704)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(20,859)	(3,593)	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	27,388	8,485		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385

Note 3 (Tables)	9 Months Ended
Jul. 31, 2012
Home Building Interest [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$118,435	$135,556	$121,441	$136,288
Plus interest incurred(1)	39,477	40,051	110,315	117,773
Less cost of sales interest expensed	14,298	14,222	40,091	43,804
Less other interest expensed(2)(3)	24,590	25,207	72,641	74,079
Interest capitalized at end of period(4)	$119,024	$136,178	$119,024	$136,178

Cash Paid for Interest, Net of Capitalized Interest [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$24,590	$25,207	$72,641	$74,079
Interest paid by our mortgage and finance subsidiaries	606	516	1,550	1,523
Increase in accrued interest	(13,356)	(12,577)	(10,073)	(10,928)
Cash paid for interest, net of capitalized interest	$11,840	$13,146	$64,118	$64,674

Note 5 (Tables)	9 Months Ended
Jul. 31, 2012
Inventory Impairment [Table Text Block]
(Dollars in millions)	Three Months Ended July 31, 2012			Three Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	1	$0.1	$0.3	-	$-	$-
Mid-Atlantic	-	-	-	-	-	-
Midwest	-	-	-	1	0.4	0.9
Southeast	2	0.1	0.3	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.2	10.9
Total	3	$0.2	$0.6	13	$5.1	$16.7
(Dollars in millions)	Nine Months Ended July 31, 2012			Nine Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	6	$2.5	$16.4	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	1	0.4	0.9
Southeast	10	2.4	5.8	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	4	6.5	21.5
Total	20	$5.4	$24.1	23	$28.2	$126.8

Write-Offs and Lots Walked Away From [Table Text Block]
	Three Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.1	486	$0.8
Mid-Atlantic	-	-	485	4.8
Midwest	89	0.1	-	-
Southeast	-	-	184	0.5
Southwest	116	0.3	225	0.1
West	-	-	-	0.1
Total	415	$0.5	1,380	$6.3
	Nine Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.4	1,531	$4.0
Mid-Atlantic	182	0.2	2,259	5.3
Midwest	194	0.2	230	0.4
Southeast	734	0.7	1,357	0.8
Southwest	281	0.3	295	0.1
West	-	-	143	3.1
Total	1,601	$1.8	5,815	$13.7

Note 6 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Product Warranty Liability [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Balance, beginning of period	$123,580	$118,767	$123,865	$125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$122,116	$119,071	$122,116	$119,071

Note 9 (Tables)	9 Months Ended
Jul. 31, 2012
Loan Origination Reserves [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Loan origination reserves, beginning of period	$6,570	$5,564	$5,063	$5,486
Provisions for losses during the period	950	237	3,339	1,958
Adjustments to pre-existing provisions for losses from changes in estimates	220	(349)	272	(1,201)
Payments/settlements	(359)	(220)	(1,293)	(1,011)
Loan origination reserves, end of period	$7,381	$5,232	$7,381	$5,232

Note 13 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands, except per share data)	2012	2011	2012	2011

Numerator:
Net earnings (loss) attributable to Hovnanian	$34,676	$(50,930)	$18,213	$(187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$34,600	$(50,930)	$18,161	$(187,739)
Denominator:
Denominator for basic earnings per share	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments	80		23
Denominator for diluted earnings per share – weighted average shares outstanding	138,552	108,721	121,380	97,648
Basic earnings per share	$0.25	$(0.47)	$0.15	$(1.92)
Diluted earnings per share	$0.25	$(0.47)	$0.15	$(1.92)

Note 17 (Tables)	9 Months Ended
Jul. 31, 2012
Operations [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$65,742	$44,051	$159,049	$126,035
Mid-Atlantic	77,131	57,338	196,302	150,600
Midwest	28,271	17,721	70,100	49,295
Southeast	24,660	18,038	81,215	50,476
Southwest	139,790	108,188	346,331	298,829
West	40,559	32,423	119,322	97,896
Total homebuilding	376,153	277,759	972,319	773,131
Financial services	10,787	7,850	25,990	20,249
Corporate and unallocated	71	9	-	(98)
Total revenues	$387,011	$285,618	$998,309	$793,282

Income (loss) before income taxes:
Northeast	$1,435	$(8,400)	$(4,338)	$(43,124)
Mid-Atlantic	4,946	(4,816)	12,615	(13,805)
Midwest	294	(2,893)	(953)	(7,226)
Southeast	(2,417)	(4,017)	(9,150)	(10,697)
Southwest	11,815	7,577	24,600	19,449
West	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial services	4,676	2,303	9,339	4,055
Corporate and unallocated	(21,224)	(39,178)	(43,892)	(119,313)
Loss before income taxes	$(1,817)	$(55,575)	$(17,041)	$(193,820)

Assets [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In thousands)	July 31, 2012	October 31, 2011

Assets:
Northeast	$411,486	$385,217
Mid-Atlantic	212,153	219,287
Midwest	70,785	59,105
Southeast	83,349	83,044
Southwest	215,908	188,321
West	161,990	168,590
Total homebuilding	1,155,671	1,103,564
Financial services	117,628	85,106
Corporate and unallocated	351,544	413,510
Total assets	$1,624,843	$1,602,180

Note 19 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
(Dollars in thousands)	July 31, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,853	$114	$21,967
Inventories	210,650	15,131	225,781
Other assets	13,840	10	13,850
Total assets	$246,343	$15,255	$261,598

Liabilities and equity:
Accounts payable and accrued liabilities	$25,239	$10,820	$36,059
Notes payable	108,425	21	108,446
Total liabilities	133,664	10,841	144,505
Equity of:
Hovnanian Enterprises, Inc.	45,550	1,006	46,556
Others	67,129	3,408	70,537
Total equity	112,679	4,414	117,093
Total liabilities and equity	$246,343	$15,255	$261,598
Debt to capitalization ratio	49%	0%	48%
(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%
	For the Three Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$89,749	$3,755	$93,504
Cost of sales and expenses	(84,615)	(3,246)	(87,861)
Joint venture net income	$5,134	$509	$5,643
Our share of net income	$823	$255	$1,078
	For the Three Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$57,781	$3,249	$61,030
Cost of sales and expenses	(58,629)	(3,076)	(61,705)
Joint venture net (loss) income	$(848)	$173	$(675)
Our share of net (loss) income	$(2,246)	$139	$(2,107)
	For the Nine Months Ended July 31, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$220,880	$9,838	$230,718
Cost of sales and expenses	(210,904)	(7,830)	(218,734)
Joint venture net income	$9,976	$2,008	$11,984
Our share of net income	$1,803	$1,003	$2,806
	For the Nine Months Ended July 31, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$110,302	$9,888	$120,190
Cost of sales and expenses	(119,057)	(9,215)	(128,272)
Joint venture net (loss) income	$(8,755)	$673	$(8,082)
Our share of net (loss) income	$(6,175)	$419	$(5,756)

Note 21 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
(In thousands)	Fair Value Hierarchy	Fair Value at July 31, 2012	Fair Value at October 31, 2011

Mortgage loans held for sale (1)	Level 2	$91,898	$73,126
Interest rate lock commitments	Level 2	326	142
Forward contracts	Level 2	(871)	(1,096)
		$91,353	$72,172

Fair Value, Option, Quantitative Disclosures [Table Text Block]
	Three Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$863	$193	$(257)
	Three Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$11	$(72)	$186
	Nine Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$417	$184	$225
	Nine Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(369)	$235	$(573)

Fair Value Measurements, Nonrecurring [Table Text Block]
		Three Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$-	$-	$-
Land and land options held for future development or sale	Level 3	$635	$(165)	$470
		Three Months Ended July 31, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$14,827	$(4,445)	$10,382
Land and land options held for future development or sale	Level 3	$1,864	$(689)	$1,175
		Nine Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$6,978	$(2,714)	$4,264
Land and land options held for future development or sale	Level 3	$17,131	$(2,693)	$14,438
		Nine Months Ended July, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$81,532	$(18,472)	$63,060
Land and land options held for future development or sale	Level 3	$45,294	$(9,734)	$35,560

Note 22 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,076,088	$236,465	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,420,053)	9,570	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$416,675	$36,918	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,727,332)	226,424	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,025,979	$286,574	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,425,600)	15,117	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$379,412	$74,181	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,745,725)	244,817	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

Schedule of Condensed Income Statement [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$356,862	$20,701	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(15,107)	(234)	(37,685)	-
Total revenues	$4	$52,934	$343,992	$29,017	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	352,332	14,572	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	353,739	19,251	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(9,717)	10,588	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,232)			(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$22,515	$10,588	$(4,001)	$34,676
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,769)	(71)	3,161	-
Total revenues	17	28,654	247,231	7,795	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,688	(525)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,929	3,705	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,798)	1,935	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,784)	$1,935	$57,258	$(50,930)
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$934,330	$41,907	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(46,238)	(3,682)	(27,055)	-
Total revenues	$8	$76,778	$893,324	$58,983	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	954,080	29,144	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	958,047	41,736	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,202)	19,050	11,619	(17,041)
State and federal income tax benefit	12,929		22,325			35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,066)	(428)	13,200	-
Total revenues	$24	$85,071	$679,184	$19,522	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,298	330	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	842,015	12,564	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,632)	1,280	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$345,957	$31,606	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(14,924)	(417)	(37,685)	-
Total revenues	$4	$52,934	$333,270	$39,739	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	342,291	24,613	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	343,698	29,292	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(10,398)	11,269	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,016)	(216)		(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$21,618	$11,485	$(4,001)	$34,676
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,754)	(86)	3,161	-
Total revenues	17	28,654	247,246	7,780	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,579	(416)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,820	3,814	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,674)	1,811	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,660)	$1,811	$57,258	$(50,930)
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$922,078	$54,159	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(45,952)	(3,968)	(27,055)	-
Total revenues	$8	$76,778	$881,358	$70,949	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	942,758	40,466	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	946,725	53,058	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,846)	19,694	11,619	(17,041)
State and federal income tax benefit	12,929		22,109	216		35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,026)	(468)	13,200	-
Total revenues	$24	$85,071	$679,224	$19,482	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,169	459	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	841,886	12,693	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,463)	1,111	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(4,336)	(78,465)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(46,213)	(59,415)	-	(62,075)
Net cash provided by (used in) investing activities		26	(2,178)	242		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	2,841	(18,934)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	148,195	(777)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(24,955)	503	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	31,484	4,389		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(680)	(82,121)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(43,417)	(62,211)	-	(62,075)
Net cash provided by (used in) investing activities		26	735	(2,671)		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	(2,868)	(13,225)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970
	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	152,122	(4,704)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(20,859)	(3,593)	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	27,388	8,485		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385

Note 1 (Detail)	9 Months Ended
Jul. 31, 2012
Number of Operating Segments	6
Homebuilding [Member]
Number of Operating Segments	6

Note 2 (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Allocated Share-based Compensation Expense	$ 0.8	$ 1.5	$ 3.7	$ 5.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0.7	$ 1.1	$ 3.3	$ 3.7

Note 3 (Detail) - Interest Costs Incurred, Expensed and Capitalized (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Interest capitalized at beginning of period	$ 118,435		$ 135,556		$ 121,441		$ 136,288
Plus interest incurred(1)	39,477	[1]	40,051	[1]	110,315	[1]	117,773	[1]
Less cost of sales interest expensed	14,298		14,222		40,091		43,804
Less other interest expensed(2)(3)	24,590	[2],[3]	25,207	[2],[3]	72,641	[2],[3]	74,079	[2],[3]
Interest capitalized at end of period(4)	$ 119,024	[4]	$ 136,178	[4]	$ 119,024	[4]	$ 136,178	[4]

[1]	Data does not include interest incurred by our mortgage and finance subsidiaries.
[2]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[3]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.
[4]	We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown on a gross basis before allocating any portion of the impairments to capitalized interest.

Note 3 (Detail) - Cash Paid for Interest, Net of Capitalized Interest (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Other interest expensed	$ 24,590	[1],[2]	$ 25,207	[1],[2]	$ 72,641	[1],[2]	$ 74,079	[1],[2]
Increase in accrued interest	(13,356)		(12,577)		(10,073)		(10,928)
Cash paid for interest, net of capitalized interest	11,840		13,146		64,118		64,674
Subsidiaries [Member]
Interest paid by our mortgage and finance subsidiaries	$ 606		$ 516		$ 1,550		$ 1,523

[1]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[2]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.

Note 4 (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 76.6	$ 75.4

Note 5 (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Impairment of Real Estate	$ 200,000	$ 5,100,000		$ 5,400,000	$ 28,200,000
Land Option Write-offs	500,000	6,300,000		1,800,000	13,700,000
Number of Communities Mothballed During the Period				1
Number of Mothballed Communities Re-activated				2
Number of Mothballed Communities Sold				4
Number of Communities Mothballed	54		54	54
Inventory, Real Estate, Mothballed Communities	128,000,000		128,000,000	128,000,000
Inventory, Real Estate, Mothballed Communities, Accumulated Impairment Charges	464,600,000		464,600,000	464,600,000
Reclassification of Inventory to Consolidated Inventory Not Owned	49,700,000		32,500,000
Increase in Liability from Consolidated Inventory Not Owned	$ 38,100,000		$ 31,700,000
Minimum [Member]
Fair Value Inputs, Discount Rate				16.80%
Maximum [Member]
Fair Value Inputs, Discount Rate				18.50%

Note 5 (Detail) - Inventory Impairments by Homebuilding Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Number of Communities	3		13		20		23
Impairment	$ 200		$ 5,100		$ 5,400		$ 28,200
Pre- Impairment Value	600	[1]	16,700	[1]	24,100	[1]	126,800	[1]
Northeast [Member]
Number of Communities	1				6		5
Impairment	100				2,500		17,700
Pre- Impairment Value	300	[1]		[1]	16,400	[1]	88,600	[1]
Mid-Atlantic [Member]
Number of Communities					3		3
Impairment					400		2,100
Pre- Impairment Value		[1]		[1]	800	[1]	10,900	[1]
Midwest [Member]
Number of Communities			1		1		1
Impairment			400		100		400
Pre- Impairment Value		[1]	900	[1]	1,100	[1]	900	[1]
Southeast [Member]
Number of Communities	2		10		10		10
Impairment	100		1,500		2,400		1,500
Pre- Impairment Value	300	[1]	4,900	[1]	5,800	[1]	4,900	[1]
Southwest [Member]
Pre- Impairment Value		[1]		[1]		[1]		[1]
West [Member]
Number of Communities			2				4
Impairment			3,200				6,500
Pre- Impairment Value		[1]	$ 10,900	[1]		[1]	$ 21,500	[1]

[1]	Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period's impairments.

Note 5 (Detail) - Write-Offs and Lots Walked Away From (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Number of Walk-Away Lots	415	1,380	1,601	5,815
Write-Offs	$ 0.5	$ 6.3	$ 1.8	$ 13.7
Northeast [Member]
Number of Walk-Away Lots	210	486	210	1,531
Write-Offs	0.1	0.8	0.4	4
Mid-Atlantic [Member]
Number of Walk-Away Lots		485	182	2,259
Write-Offs		4.8	0.2	5.3
Midwest [Member]
Number of Walk-Away Lots	89		194	230
Write-Offs	0.1		0.2	0.4
Southeast [Member]
Number of Walk-Away Lots		184	734	1,357
Write-Offs		0.5	0.7	0.8
Southwest [Member]
Number of Walk-Away Lots	116	225	281	295
Write-Offs	0.3	0.1	0.3	0.1
West [Member]
Number of Walk-Away Lots				143
Write-Offs		$ 0.1		$ 3.1

Note 6 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
General Liability Insurance, Deductible	$ 20,000,000		$ 20,000,000
Bodily Injury Insurance, Deductible	100,000		100,000
Bodily Injury Insurance, Limit	5,000,000		5,000,000
Aggregate Retention for Construction Defects, Warranty and Bodily Injury Claims	21,000,000		21,000,000
Payments by Insurance Companies for Claims	13,800,000	1,700,000	16,400,000	8,100,000
Number of Claims Settled	2
Northeast [Member]
Number of Claims Settled	1
West [Member]
Number of Claims Settled	1
Maximum [Member]
Per Occurence Threshold to Accrue Warranty Costs to Cost of Sales			5,000
Minimum [Member]
Per Occurence Threshold to Accrue Warranty Costs to SG&A			$ 5,000

Note 6 (Detail) - Warranty Reserve and General Liability Reserve (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Balance, beginning of period	$ 123,580	$ 118,767	$ 123,865	$ 125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$ 122,116	$ 119,071	$ 122,116	$ 119,071

Note 7 (Detail)	Jul. 31, 2012
Potential Class, Number of Homes	1,065

Note 8 (Detail)	Jul. 31, 2012
Cash Equivalents Policy, Number of Days	90 days

Note 9 (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Cannot Currently be Sold at Reasonable Terms [Member]
Loans Held for Sale that cannot Currently be Sold at Reasonable Terms in the Secondary Mortgage Market	$ 2.4	$ 1
Pledged Against Mortgage Warehouse LOC [Member]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Repurchase Agreements	$ 78.1	$ 52.7

Note 9 (Detail) - Loan Origination Reserves (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Loan origination reserves, beginning of period	$ 6,570	$ 5,564	$ 5,063	$ 5,486
Provisions for losses during the period	950	237	3,339	1,958
Adjustments to pre-existing provisions for losses from changes in estimates	220	(349)	272	(1,201)
Payments/settlements	(359)	(220)	(1,293)	(1,011)
Loan origination reserves, end of period	$ 7,381	$ 5,232	$ 7,381	$ 5,232

Note 10 (Detail) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Letters of Credit Outstanding, Amount	$ 32,300,000	$ 54,100,000
Minimum [Member] | Reference Rate [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	1.63%
Minimum [Member] | Reference Rate [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.50%
Minimum [Member] | Reference Rate [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	0.74%
Minimum [Member] | Spread [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	2.50%
Minimum [Member] | Spread [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.00%
Minimum [Member] | Spread [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.75%
Maximum [Member] | Spread [Member] | Chase Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	3.00%
Maximum [Member] | Spread [Member] | Customers Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	5.50%
Maximum [Member] | Spread [Member] | Credit Suisse Master Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase, Interest Rate	4.00%
Letters of Credit Collateral [Member]
Cash Collateral for Borrowed Securities	32,800,000	57,700,000
Through November 1 [Member] | Chase Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	75,000,000
After November 1 [Member] | Chase Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	50,000,000
Chase Master Repurchase Agreement [Member]
Warehouse Agreement Borrowings	56,200,000
Customers Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	37,500,000
Warehouse Agreement Borrowings	22,000,000
Credit Suisse Master Repurchase Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000,000

Note 11 (Detail) (USD $)	3 Months Ended			9 Months Ended			1 Months Ended	9 Months Ended									9 Months Ended		9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended									9 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Jul. 31, 2005 Series A Preferred Stock [Member]	Jul. 31, 2012 Series A Preferred Stock [Member]	Jul. 31, 2012 Initial [Member]	Jul. 31, 2012 Additional [Member]	Jul. 31, 2012 Real Estate [Member] The 10.625% 2016 Notes [Member]	Jul. 31, 2012 Real Estate [Member] Senior Notes [Member]	Jul. 31, 2012 Cash [Member] The 10.625% 2016 Notes [Member]	Jul. 31, 2012 Cash [Member] Guarantees [Member]	Jul. 31, 2012 Letters of Credit Collateral [Member]	Oct. 31, 2011 Letters of Credit Collateral [Member]	Jul. 31, 2012 From Note Exchange [Member]	Jul. 31, 2012 Notes Collateral [Member]	Jul. 31, 2012 Note Repurchases [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member] The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Note Repurchases [Member]	Jul. 31, 2012 Note Repurchases [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 6.25% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 7.5% 2016 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member] The 8.625% 2017 Notes [Member]	Jul. 31, 2012 Bondholder Exchange [Member]	Jul. 31, 2012 Bondholder Exchange [Member]	Jul. 31, 2012 The 10.625% 2016 Notes [Member]	Jul. 31, 2012 The 2.0% 2021 Notes [Member]	Nov. 02, 2011 The 2.0% 2021 Notes [Member]	Jul. 31, 2012 The 5.0% 2021 Notes [Member]	Nov. 02, 2011 The 5.0% 2021 Notes [Member]	Jul. 31, 2012 The 6.5% 2014 Notes [Member]	Jul. 31, 2012 The 6.375% 2014 Notes [Member]	Jul. 31, 2012 The 6.25% 2015 Notes [Member]	Jul. 31, 2012 The 6.25% 2016 Notes [Member]	Jul. 31, 2012 The 7.5% 2016 Notes [Member]	Jul. 31, 2012 The 8.625% 2017 Notes [Member]	Jul. 31, 2012 The 11.875% 2015 Notes [Member]	Jul. 31, 2012 Tangible Equity Units [Member]	Nov. 02, 2011 Maturities Ranging from 2014 through 2017 [Member]
Debt Instrument, Face Amount									$ 992,000,000	$ 460,600,000																								$ 797,000,000	$ 53,200,000	$ 53,200,000	$ 141,800,000	$ 141,800,000	$ 36,700,000	$ 3,000,000	$ 21,400,000	$ 131,200,000	$ 86,500,000	$ 121,000,000	$ 60,800,000		$ 195,000,000
Secured Debt	967,900,000			967,900,000
Debt Instrument, Interest Rate, Stated Percentage																																		10.63%	2.00%	2.00%	5.00%	5.00%	6.50%	6.38%	6.25%	6.25%	7.50%	8.63%	11.88%	7.25%
Senior Notes, Unsecured	458,607,000			458,607,000		802,862,000
Subordinated Debt (in Dollars)	7,004,000			7,004,000		13,323,000
Debt Collateral											640,900,000	36,500,000	164,800,000	86,400,000
Cash Collateral for Borrowed Securities															32,800,000	57,700,000
Cash Paid in Debt Exchange																	14,200,000
Interest Paid in Debt Exchange																	3,300,000
Debt Issuance Cost																	4,700,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	59,700,000			59,700,000		57,800,000												46,400,000
Face Amount of Debt Repurchased (in Dollars)		75,400,000																	21,000,000	61,100,000	37,400,000	2,000,000	2,000,000			7,800,000		4,000,000		9,200,000		21,000,000	33,200,000									7,800,000	4,000,000	18,300,000
Repayments of Notes Payable				11,179,000																				1,500,000	72,200,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	6,230,000		(1,391,000)	57,966,000	(3,035,000)												200,000							400,000	48,400,000							5,800,000	9,300,000
Stock Issued During Period, Shares, New Issues (in Shares)		25,000,000
Debt Conversion, Original Debt, Amount																										$ 7,800,000	$ 7,800,000	$ 4,000,000	$ 4,000,000	$ 9,200,000	$ 18,300,000
Fixed Charge Coverage Ratio, Numerator	2			2
Fixed Charge Coverage Ratio, Denominator	1			1
Preferred Stock, Dividend Rate, Percentage							7.63%	7.63%

Note 12 (Detail) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended	18 Months Ended			3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2012 Common Class A [Member] From Note Exchange [Member]	Jul. 31, 2012 Common Class A [Member] From Note Exchange [Member]	Jul. 31, 2012 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Apr. 30, 2011 Initial [Member]	Apr. 30, 2011 Additional [Member]	Jul. 31, 2012 From Note Exchange [Member]	Jul. 31, 2012 Tangible Equity Units [Member]
Tangible Equity Units, Units Issued in Period											3,000,000	450,000
Tangible Equity Units, Rate	7.25%		7.25%			7.25%
Subordinated Debt (in Dollars)	$ 7,004,000		$ 7,004,000		$ 13,323,000
Tangible Equity Units, Cash Installment, Per Note (in Dollars per share)	$ 0.453125		$ 0.453125
Tangible Equity Units Rate Per Year	7.25%		7.25%
Tangible Equity Units, Stated Amount (in Dollars per share)	$ 25		$ 25
Tangible Equity Units, Annual Interest Rate	12.07%		12.07%
Tangible Equity Units, Number of Shares Upon Conversion, Per Unit									4.7655	5.814
Prepaid Stock Purchase Contracts Issued (in Dollars)														68,100,000
Tangible Equity Units, Number Converted	1,500,000		1,500,000
								7,000,000
Stock Issued (in Dollars)	5,379,383		8,443,713				3,100,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	$ 6,230,000	$ (1,391,000)	$ 57,966,000	$ (3,035,000)									$ 200,000

Note 13 (Detail) In Millions, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2011	Jul. 31, 2011 Because of Net Loss [Member]	Jul. 31, 2011 Because of Net Loss [Member]	Jul. 31, 2012 Stock Options [Member]	Jul. 31, 2011 Stock Options [Member]	Jul. 31, 2012 Stock Options [Member]	Jul. 31, 2011 Stock Options [Member]	Jul. 31, 2012 Included in EPS [Member]
Prepaid Stock Purchase Contracts, Shares Included in Basic Earnings Per Share									9.4
Tangible Equity Units, Rate	7.25%	7.25%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0.1	0.4	4.9	5.7	4.9	5.7

Note 13 (Detail) - Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Numerator:
Net earnings (loss) attributable to Hovnanian	$ 34,676	$ (50,930)	$ 18,213	$ (187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$ 34,600	$ (50,930)	$ 18,161	$ (187,739)
Denominator:
Denominator for basic earnings per share (in Shares)	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments (in Shares)	80		23
Denominator for diluted earnings per share – weighted average shares outstanding (in Shares)	138,552	108,721	121,380	97,648
Basic earnings per share (in Dollars per share)	$ 0.25	$ (0.47)	$ 0.15	$ (1.92)
Diluted earnings per share (in Dollars per share)	$ 0.25	$ (0.47)	$ 0.15	$ (1.92)

Note 14 (Detail) (USD $)	Jul. 31, 2012	Oct. 31, 2011	Jul. 31, 2005 Series A Preferred Stock [Member]	Jul. 31, 2012 Series A Preferred Stock [Member]	Jul. 12, 2005 Series A Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)	5,600	5,600			5,600
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 140,000	$ 140,000			$ 25,000
Preferred Stock, Dividend Rate, Percentage			7.63%	7.63%

Note 15 (Detail) (USD $)	3 Months Ended			9 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Common Stock Dividends, Percent of Increase from Class A to Class B	110.00%			110.00%
Stock Issued During Period, Shares, New Issues (in Shares)		25,000,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 2
Stock Issued During Period, Value, New Issues (in Dollars)		$ 47,300,000		$ 47,250,000
Face Amount of Debt Repurchased (in Dollars)		75,400,000
Stock Issued (in Dollars)	5,379,383			8,443,713
Gains (Losses) on Extinguishment of Debt (in Dollars)	6,230,000		(1,391,000)	57,966,000	(3,035,000)
Shareholder Ownership Percentage	4.90%			4.90%
Shareholder Ownership, Percentage of Increase	50.00%			50.00%
Number of Rights	1			1
Shareholder, Percent of Stock Acquired	4.90%			4.90%
Shareholders, Pre-existing Ownership Percentage	5.00%			5.00%
Shareholders, Current Ownership Percentage	5.00%			5.00%
Shareholders Ownership Percentage on Transfers	5.00%			5.00%
Shareholders, Ownership Percentage Threshold	5.00%			5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in Shares)	4,000,000			4,000,000
Treasury Stock, Shares, Acquired (in Shares)				100,000
Stock Repurchase Program, Number of Shares Repurchased (in Shares)	3,500,000			3,500,000
Common Class A [Member]
Number of Votes	1			1
Common Class B [Member]
Number of Votes	10			10
Minimum [Member]
Shareholder Ownership Percentage	5.00%			5.00%
Bondholder Exchange [Member] | The 6.25% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	7,800,000
Bondholder Exchange [Member] | The 7.5% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	4,000,000
Bondholder Exchange [Member] | The 8.625% 2017 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	9,200,000
Bondholder Exchange [Member]
Face Amount of Debt Repurchased (in Dollars)	21,000,000			33,200,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	5,800,000			9,300,000
Exchanges [Member]
Gains (Losses) on Extinguishment of Debt (in Dollars)	5,800,000			9,500,000
The 6.25% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				7,800,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%			6.25%
The 7.5% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				4,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.50%			7.50%
The 8.625% 2017 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				18,300,000
Debt Instrument, Interest Rate, Stated Percentage	8.63%			8.63%
The 12.072% Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				$ 3,100,000
Debt Instrument, Interest Rate, Stated Percentage	12.07%			12.07%

Note 16 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Income Tax Expense (Benefit)	$ (36,493,000)	$ (4,645,000)	$ (35,254,000)	$ (6,081,000)
Deferred Tax Assets, Valuation Allowance	$ 909,100,000		$ 909,100,000		$ 899,400,000

Note 17 (Detail)	9 Months Ended
Jul. 31, 2012
Number of Reportable Segments	6
Number of Operating Segments	6

Note 17 (Detail) - Segment Operations - Operating Activity (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Revenues	$ 387,011	$ 285,618	$ 998,309	$ 793,282
Income (loss) before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
Homebuilding [Member] | Northeast [Member]
Revenues	65,742	44,051	159,049	126,035
Income (loss) before income taxes	1,435	(8,400)	(4,338)	(43,124)
Homebuilding [Member] | Mid-Atlantic [Member]
Revenues	77,131	57,338	196,302	150,600
Income (loss) before income taxes	4,946	(4,816)	12,615	(13,805)
Homebuilding [Member] | Midwest [Member]
Revenues	28,271	17,721	70,100	49,295
Income (loss) before income taxes	294	(2,893)	(953)	(7,226)
Homebuilding [Member] | Southeast [Member]
Revenues	24,660	18,038	81,215	50,476
Income (loss) before income taxes	(2,417)	(4,017)	(9,150)	(10,697)
Homebuilding [Member] | Southwest [Member]
Revenues	139,790	108,188	346,331	298,829
Income (loss) before income taxes	11,815	7,577	24,600	19,449
Homebuilding [Member] | West [Member]
Revenues	40,559	32,423	119,322	97,896
Income (loss) before income taxes	(1,342)	(6,151)	(5,262)	(23,159)
Homebuilding [Member]
Revenues	376,153	277,759	972,319	773,131
Income (loss) before income taxes	14,731	(18,700)	17,512	(78,562)
Financial Services [Member]
Revenues	10,787	7,850	25,990	20,249
Income (loss) before income taxes	4,676	2,303	9,339	4,055
Corporate and Other [Member]
Revenues	71	9		(98)
Income (loss) before income taxes	$ (21,224)	$ (39,178)	$ (43,892)	$ (119,313)

Note 17 (Detail) - Segment Operations - Assets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Assets	$ 1,624,843	$ 1,602,180
Homebuilding [Member] | Northeast [Member]
Assets	411,486	385,217
Homebuilding [Member] | Mid-Atlantic [Member]
Assets	212,153	219,287
Homebuilding [Member] | Midwest [Member]
Assets	70,785	59,105
Homebuilding [Member] | Southeast [Member]
Assets	83,349	83,044
Homebuilding [Member] | Southwest [Member]
Assets	215,908	188,321
Homebuilding [Member] | West [Member]
Assets	161,990	168,590
Homebuilding [Member] | Segment [Member]
Assets	1,155,671	1,103,564
Homebuilding [Member]
Assets	1,507,215	1,517,074
Financial Services [Member]
Assets	117,628	85,106
Corporate and Other [Member]
Assets	$ 351,544	$ 413,510

Note 18 (Detail) (USD $) In Millions, unless otherwise specified	Jul. 31, 2012
Deposits Associated with Land and Lot Options of Unconsolidated Variable Interest Entities	$ 40.6
Purchase Price Associated with Land and Lot Options of Unconsolidated Variable Interest Entities	$ 671.9

Note 19 (Detail) (USD $)	3 Months Ended			9 Months Ended
	Jul. 31, 2012	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Proceeds Received for the Sale of Inventory		$ 27,200,000	$ 36,100,000
Payments to Acquire Interest in Joint Venture		11,400,000	19,700,000	2,889,000	3,288,000
Noncash or Part Noncash Acquisition, Inventory Acquired	43,700,000		9,500,000	43,700,000	9,500,000
Noncash or Part Noncash Acquisition, Debt Assumed	20,600,000		18,500,000	20,600,000	18,500,000
Noncash or Part Noncash Acquisition, Other Liabilities Assumed	13,200,000		9,000,000	13,200,000	(9,000,000)
Number of Joint Ventures	1			1
Advances to Affiliates	13,100,000			13,100,000		11,700,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 59,700,000			$ 59,700,000		$ 57,800,000
Number of Joint Ventures for Which We Do Not Get Any Share of the Profit	1			1
Joint Venture Financing, Percent of Assets	50.00%			50.00%
Joint Venture, Average Debt to Capitalization Ratio	48.00%			48.00%		59.00%

Note 19 (Detail) - Unconsolidated Homebuilding and Land Development Joint Ventures (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Cash and cash equivalents	$ 21,967		$ 21,967		$ 21,667
Inventories	225,781		225,781		325,529
Other assets	13,850		13,850		25,388
Total assets	261,598		261,598		372,584
Accounts payable and accrued liabilities	36,059		36,059		32,745
Notes payable	108,446		108,446		199,842
Total liabilities	144,505		144,505		232,587
Hovnanian Enterprises, Inc.	46,556		46,556		53,325
Others	70,537		70,537		86,672
Total equity	117,093		117,093		139,997
Total liabilities and equity	261,598		261,598		372,584
Debt to capitalization ratio	48.00%		48.00%		59.00%
Revenues	93,504	61,030	230,718	120,190
Cost of sales and expenses	(87,861)	(61,705)	(218,734)	(128,272)
Joint venture net income	5,643	(675)	11,984	(8,082)
Our share of net income	852	(2,255)	2,324	(6,479)
Homebuilding [Member] | Segment [Member]
Our share of net income	823	(2,246)	1,803	(6,175)
Homebuilding [Member]
Cash and cash equivalents	21,853		21,853		21,380
Inventories	210,650		210,650		310,743
Other assets	13,840		13,840		25,388
Total assets	246,343		246,343		357,511
Accounts payable and accrued liabilities	25,239		25,239		21,035
Notes payable	108,425		108,425		199,821
Total liabilities	133,664		133,664		220,856
Hovnanian Enterprises, Inc.	45,550		45,550		52,013
Others	67,129		67,129		84,642
Total equity	112,679		112,679		136,655
Total liabilities and equity	246,343		246,343		357,511
Debt to capitalization ratio	49.00%		49.00%		59.00%
Revenues	89,749	57,781	220,880	110,302
Cost of sales and expenses	(84,615)	(58,629)	(210,904)	(119,057)
Joint venture net income	5,134	(848)	9,976	(8,755)
Land Development [Member] | Segment [Member]
Our share of net income	255	139	1,003	419
Land Development [Member]
Cash and cash equivalents	114		114		287
Inventories	15,131		15,131		14,786
Other assets	10		10
Total assets	15,255		15,255		15,073
Accounts payable and accrued liabilities	10,820		10,820		11,710
Notes payable	21		21		21
Total liabilities	10,841		10,841		11,731
Hovnanian Enterprises, Inc.	1,006		1,006		1,312
Others	3,408		3,408		2,030
Total equity	4,414		4,414		3,342
Total liabilities and equity	15,255		15,255		15,073
Debt to capitalization ratio	0.00%		0.00%		1.00%
Revenues	3,755	3,249	9,838	9,888
Cost of sales and expenses	(3,246)	(3,076)	(7,830)	(9,215)
Joint venture net income	509	173	2,008	673
Segment [Member]
Our share of net income	$ 1,078	$ (2,107)	$ 2,806	$ (5,756)

Note 21 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Loans Held for Sale, Mortgages, Unpaid Principal	$ 87,400,000		$ 87,400,000		$ 70,400,000
Impairment of Real Estate	200,000	5,100,000	5,400,000	28,200,000
Loan Applications in Process	389,800,000		389,800,000
Number of Days in Commitment	60 years		60 years
Other Commitment	20,500,000		20,500,000
Interest Rate Committed [Member]
Interest Rate Committed Loan Applications	50,600,000		50,600,000
Senior Secured Notes [Member]
Notes Payable, Fair Value Disclosure	966,700,000		966,700,000		653,500,000
Senior Notes [Member]
Notes Payable, Fair Value Disclosure	396,400,000		396,400,000		359,000,000
Senior Subordinated Notes [Member]
Notes Payable, Fair Value Disclosure	$ 3,900,000		$ 3,900,000		$ 4,400,000

Note 21 (Detail) - Financial Instruments Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012		Oct. 31, 2011
Mortgage loans held for sale	$ 91,353		$ 72,172
Mortgage Loans Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	91,898	[1]	73,126	[1]
Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	326		142
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage loans held for sale	$ (871)		$ (1,096)

[1]	The aggregate unpaid principal balance was $87.4 million and $70.4 million at July 31, 2012 and October 31, 2011, respectively.

Note 21 (Detail) - Changes in Fair Values Included in Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Mortgage Loans Held for Sale [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	$ 863	$ 11	$ 417	$ (369)
Interest Rate Lock Commitments [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	193	(72)	184	235
Forward Contracts [Member]
Changes in fair value included in net income (loss), all reflected in financial services revenues	$ (257)	$ 186	$ 225	$ (573)

Note 21 (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Pre-Impairment Amount	$ 600	[1]	$ 16,700	[1]	$ 24,100	[1]	$ 126,800	[1]
Total Losses	200		5,100		5,400		28,200
Sold and Unsold Homes and Lots Under Development [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value			10,382		4,264		63,060
Sold and Unsold Homes and Lots Under Development [Member]
Pre-Impairment Amount			14,827		6,978		81,532
Total Losses			(4,445)		(2,714)		(18,472)
Land and Land Options Held for Future Development or Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value	470		1,175		14,438		35,560
Land and Land Options Held for Future Development or Sale [Member]
Pre-Impairment Amount	635		1,864		17,131		45,294
Total Losses	$ (165)		$ (689)		$ (2,693)		$ (9,734)

[1]	Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period's impairments.

Note 22 (Detail) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Number of Wholly Owned Subsidiaries	1
Secured Debt	$ 967,900,000
Senior Notes, Unsecured	458,607,000	802,862,000
Subordinated Debt	7,004,000	13,323,000
Net [Member] | Subsidiary Issuer [Member]
Secured Debt	967,900,000
Senior Notes, Unsecured	458,600,000
Subsidiary Issuer [Member] | Senior Notes [Member]
Debt Instrument, Face Amount	460,600,000
Subsidiary Issuer [Member]
Debt Instrument, Face Amount	992,000,000
Subordinated Debt	$ 7,000,000
Tangible Equity Units [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.25%

Note 22 (Detail) - Condensed Consolidating Financial Statements - Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Assets	$ 1,624,843	$ 1,602,180
Liabilities	2,029,044	2,098,782
Notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Stockholders’ (deficit) equity	(404,463)	(496,694)
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	1,624,843	1,602,180
Scenario, Actual [Member] | Homebuilding [Member] | Parent Company [Member]
Assets	10,793	12,756
Liabilities	4,329	2,172
Scenario, Actual [Member] | Homebuilding [Member] | Subsidiary Issuer [Member]
Assets	183,869	200,281
Liabilities	(361)	(33)
Scenario, Actual [Member] | Homebuilding [Member] | Guarantor Subsidiaries [Member]
Assets	1,025,979	1,091,511
Liabilities	379,412	354,528
Scenario, Actual [Member] | Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Assets	286,574	212,526
Liabilities	74,181	11,939
Scenario, Actual [Member] | Homebuilding [Member]
Assets	1,507,215	1,517,074
Liabilities	457,561	368,606
Scenario, Actual [Member] | Financial Services [Member] | Guarantor Subsidiaries [Member]
Assets	9,496	4,537
Liabilities	9,341	4,231
Scenario, Actual [Member] | Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Assets	108,132	80,569
Liabilities	90,563	60,015
Scenario, Actual [Member] | Financial Services [Member]
Assets	117,628	85,106
Liabilities	99,904	64,246
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Parent Company [Member]
Assets	(371,004)	(467,562)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Subsidiary Issuer [Member]
Assets	2,027,698	2,140,349
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Guarantor Subsidiaries [Member]
Assets	(2,425,600)	(2,430,491)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Non-Guarantor Subsidiaries [Member]
Assets	15,117	(14,221)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Scenario, Actual [Member] | Parent Company [Member]
Assets	(360,211)	(454,806)
Income taxes payable	39,923	39,716
Stockholders’ (deficit) equity	(404,463)	(496,694)
Total liabilities and equity	(360,211)	(454,806)
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Assets	2,211,567	2,340,630
Notes payable	1,464,809	1,623,957
Stockholders’ (deficit) equity	747,119	716,706
Total liabilities and equity	2,211,567	2,340,630
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Assets	(1,390,125)	(1,334,443)
Notes payable	78	144
Income taxes payable	(33,231)	2,113
Stockholders’ (deficit) equity	(1,745,725)	(1,695,459)
Total liabilities and equity	(1,390,125)	(1,334,443)
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Assets	409,823	278,874
Stockholders’ (deficit) equity	244,817	206,828
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	409,823	278,874
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Stockholders’ (deficit) equity	753,789	771,925
Total liabilities and equity	753,789	771,925
Scenario, Actual [Member]
Assets	1,624,843	1,602,180
Notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Stockholders’ (deficit) equity	(404,463)	(496,694)
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	1,624,843	1,602,180
Homebuilding [Member] | Parent Company [Member]
Assets	10,793	12,756
Liabilities	4,329	2,172
Homebuilding [Member] | Subsidiary Issuer [Member]
Assets	183,869	200,281
Liabilities	(361)	(33)
Homebuilding [Member] | Guarantor Subsidiaries [Member]
Assets	1,076,088	1,096,594
Liabilities	416,675	355,191
Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Assets	236,465	207,443
Liabilities	36,918	11,276
Homebuilding [Member]
Assets	1,507,215	1,517,074
Liabilities	457,561	368,606
Financial Services [Member] | Guarantor Subsidiaries [Member]
Assets	9,496	4,537
Liabilities	9,341	4,231
Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Assets	108,132	80,569
Liabilities	90,563	60,015
Financial Services [Member]
Assets	117,628	85,106
Liabilities	99,904	64,246
Due to and from Consolidated Subsidiaries [Member] | Parent Company [Member]
Assets	(371,004)	(467,562)
Due to and from Consolidated Subsidiaries [Member] | Subsidiary Issuer [Member]
Assets	2,027,698	2,140,349
Due to and from Consolidated Subsidiaries [Member] | Guarantor Subsidiaries [Member]
Assets	(2,420,053)	(2,435,348)
Due to and from Consolidated Subsidiaries [Member] | Non-Guarantor Subsidiaries [Member]
Assets	9,570	(9,364)
Due to and from Consolidated Subsidiaries [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Parent Company [Member]
Assets	(360,211)	(454,806)
Income taxes payable	39,923	39,716
Stockholders’ (deficit) equity	(404,463)	(496,694)
Total liabilities and equity	(360,211)	(454,806)
Subsidiary Issuer [Member]
Assets	2,211,567	2,340,630
Notes payable	1,464,809	1,623,957
Stockholders’ (deficit) equity	747,119	716,706
Total liabilities and equity	2,211,567	2,340,630
Guarantor Subsidiaries [Member]
Assets	(1,334,469)	(1,334,217)
Notes payable	78	144
Income taxes payable	(33,231)	2,113
Stockholders’ (deficit) equity	(1,727,332)	(1,695,896)
Total liabilities and equity	(1,334,469)	(1,334,217)
Non-Guarantor Subsidiaries [Member]
Assets	354,167	278,648
Stockholders’ (deficit) equity	226,424	207,265
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	354,167	278,648
Consolidation, Eliminations [Member]
Assets	753,789	771,925
Stockholders’ (deficit) equity	753,789	771,925
Total liabilities and equity	$ 753,789	$ 771,925

Note 22 (Detail) - Condensed Consolidating Financial Statements - Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Homebuilding	$ 376,224	$ 277,768	$ 972,319	$ 773,033
Financial services	10,787	7,850	25,990	20,249
Total revenues	387,011	285,618	998,309	793,282
Expenses	395,910	337,547	1,075,640	977,588
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
Income (loss) from unconsolidated joint ventures	852	(2,255)	2,324	(6,479)
(Loss) income before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
State and federal income tax (benefit) provision	(36,493)	(4,645)	(35,254)	(6,081)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	6,111	5,547	16,651	16,194
Scenario, Actual [Member] | Homebuilding [Member] | Parent Company [Member]
Expenses	1,640	1,159	5,815	4,261
Scenario, Actual [Member] | Homebuilding [Member] | Subsidiary Issuer [Member]
Expenses	88,266	40,672	112,342	119,657
Scenario, Actual [Member] | Homebuilding [Member] | Guarantor Subsidiaries [Member]
Expenses	342,291	291,579	942,758	838,169
Scenario, Actual [Member] | Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Expenses	24,613	(416)	40,466	459
Scenario, Actual [Member] | Homebuilding [Member] | Consolidation, Eliminations [Member]
Expenses	(67,011)	(994)	(42,392)	(1,152)
Scenario, Actual [Member] | Homebuilding [Member]
Expenses	389,799	332,000	1,058,989	961,394
Scenario, Actual [Member] | Parent Company [Member]
Homebuilding	4	17	8	24
Total revenues	4	17	8	24
Expenses	1,663	1,235	5,918	4,507
(Loss) income before income taxes	(1,659)	(1,218)	(5,910)	(4,483)
State and federal income tax (benefit) provision	(4,261)	(4,631)	12,929	(15,599)
Equity in income (loss) of consolidated subsidiaries	32,074	(54,343)	11,194	(198,855)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	23	76	103	246
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Homebuilding	(92)	(25)	(197)	(223)
Intercompany charges	53,026	28,679	76,975	85,294
Total revenues	52,934	28,654	76,778	85,071
Expenses	88,266	40,672	112,342	119,657
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
(Loss) income before income taxes	(29,102)	(13,409)	22,402	(37,621)
Net income (loss)	(29,102)	(13,409)	22,402	(37,621)
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Homebuilding	345,957	277,591	922,078	773,299
Financial services	2,237	1,409	5,232	3,951
Intercompany charges	(14,924)	(31,754)	(45,952)	(98,026)
Total revenues	333,270	247,246	881,358	679,224
Expenses	343,698	292,820	946,725	841,886
Income (loss) from unconsolidated joint ventures	30	(100)	521	(801)
(Loss) income before income taxes	(10,398)	(45,674)	(64,846)	(163,463)
State and federal income tax (benefit) provision	(32,016)	(14)	22,109	9,518
Net income (loss)	21,618	(45,660)	(42,737)	(172,981)
Financial services	1,407	1,241	3,967	3,717
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Homebuilding	31,606	1,425	54,159	3,652
Financial services	8,550	6,441	20,758	16,298
Intercompany charges	(417)	(86)	(3,968)	(468)
Total revenues	39,739	7,780	70,949	19,482
Expenses	29,292	3,814	53,058	12,693
Income (loss) from unconsolidated joint ventures	822	(2,155)	1,803	(5,678)
(Loss) income before income taxes	11,269	1,811	19,694	1,111
State and federal income tax (benefit) provision	(216)		216
Net income (loss)	11,485	1,811	19,910	1,111
Financial services	4,679	4,230	12,592	12,234
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Homebuilding	(1,251)	(1,240)	(3,729)	(3,719)
Intercompany charges	(37,685)	3,161	(27,055)	13,200
Total revenues	(38,936)	1,921	(30,784)	9,481
Expenses	(67,009)	(994)	(42,403)	(1,155)
(Loss) income before income taxes	28,073	2,915	11,619	10,636
Equity in income (loss) of consolidated subsidiaries	(32,074)	54,343	(11,194)	198,855
Net income (loss)	(4,001)	57,258	425	209,491
Financial services	2		(11)	(3)
Scenario, Actual [Member]
Homebuilding	376,224	277,768	972,319	773,033
Financial services	10,787	7,850	25,990	20,249
Total revenues	387,011	285,618	998,309	793,282
Expenses	395,910	337,547	1,075,640	977,588
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
Income (loss) from unconsolidated joint ventures	852	(2,255)	2,324	(6,479)
(Loss) income before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
State and federal income tax (benefit) provision	(36,493)	(4,645)	35,254	(6,081)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	6,111	5,547	16,651	16,194
Homebuilding [Member] | Parent Company [Member]
Expenses	1,640	1,159	5,815	4,261
Homebuilding [Member] | Subsidiary Issuer [Member]
Expenses	88,266	40,672	112,342	119,657
Homebuilding [Member] | Guarantor Subsidiaries [Member]
Expenses	352,332	291,688	954,080	838,298
Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Expenses	14,572	(525)	29,144	330
Homebuilding [Member] | Consolidation, Eliminations [Member]
Expenses	(67,011)	(994)	(42,392)	(1,152)
Homebuilding [Member]
Total revenues	376,153	277,759	972,319	773,131
Expenses	389,799	332,000	1,058,989	961,394
(Loss) income before income taxes	14,731	(18,700)	17,512	(78,562)
Parent Company [Member]
Homebuilding	4	17	8	24
Total revenues	4	17	8	24
Expenses	1,663	1,235	5,918	4,507
(Loss) income before income taxes	(1,659)	(1,218)	(5,910)	(4,483)
State and federal income tax (benefit) provision	(4,261)	(4,631)	12,929	(15,599)
Equity in income (loss) of consolidated subsidiaries	32,074	(54,343)	11,194	(198,855)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	23	76	103	246
Subsidiary Issuer [Member]
Homebuilding	(92)	(25)	(197)	(223)
Intercompany charges	53,026	28,679	76,975	85,294
Total revenues	52,934	28,654	76,778	85,071
Expenses	88,266	40,672	112,342	119,657
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
(Loss) income before income taxes	(29,102)	(13,409)	22,402	(37,621)
Net income (loss)	(29,102)	(13,409)	22,402	(37,621)
Guarantor Subsidiaries [Member]
Homebuilding	356,862	277,591	934,330	773,299
Financial services	2,237	1,409	5,232	3,951
Intercompany charges	(15,107)	(31,769)	(46,238)	(98,066)
Total revenues	343,992	247,231	893,324	679,184
Expenses	353,739	292,929	958,047	842,015
Income (loss) from unconsolidated joint ventures	30	(100)	521	(801)
(Loss) income before income taxes	(9,717)	(45,798)	(64,202)	(163,632)
State and federal income tax (benefit) provision	(32,232)	(14)	22,325	9,518
Net income (loss)	22,515	(45,784)	(41,877)	(173,150)
Financial services	1,407	1,241	3,967	3,717
Non-Guarantor Subsidiaries [Member]
Homebuilding	20,701	1,425	41,907	3,652
Financial services	8,550	6,441	20,758	16,298
Intercompany charges	(234)	(71)	(3,682)	(428)
Total revenues	29,017	7,795	58,983	19,522
Expenses	19,251	3,705	41,736	12,564
Income (loss) from unconsolidated joint ventures	822	(2,155)	1,803	(5,678)
(Loss) income before income taxes	10,588	1,935	19,050	1,280
Net income (loss)	10,588	1,935	19,050	1,280
Financial services	4,679	4,230	12,592	12,234
Consolidation, Eliminations [Member]
Homebuilding	(1,251)	(1,240)	(3,729)	(3,719)
Intercompany charges	(37,685)	3,161	(27,055)	13,200
Total revenues	(38,936)	1,921	(30,784)	9,481
Expenses	(67,009)	(994)	(42,403)	(1,155)
(Loss) income before income taxes	28,073	2,915	11,619	10,636
Equity in income (loss) of consolidated subsidiaries	(32,074)	54,343	(11,194)	198,855
Net income (loss)	(4,001)	57,258	425	209,491
Financial services	$ 2		$ (11)	$ (3)

Note 22 (Detail) - Condensed Consolidating Financial Statements - Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Net income (loss)	$ 18,213	$ (187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(80,288)	8,498
Net cash provided by (used in) operating activities	(62,075)	(179,241)
Net cash provided by (used in) investing activities	(1,910)	(82)
Net cash provided by (used in) financing activities	47,215	94,528
Net increase (decrease) in cash	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Scenario, Actual [Member] | Parent Company [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	85,787
Net cash provided by (used in) operating activities	49,411	(101,952)
Net cash provided by (used in) financing activities	47,147	54,899
Intercompany investing and financing activities – net	(96,558)	47,043
Net increase (decrease) in cash		(10)
Cash and cash equivalents balance, beginning of period		10
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Net income (loss)	22,402	(37,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(28,260)	(15,216)
Net cash provided by (used in) operating activities	(5,858)	(52,837)
Net cash provided by (used in) investing activities	26
Net cash provided by (used in) financing activities	(94,309)	71,552
Intercompany investing and financing activities – net	112,651	(82,916)
Net increase (decrease) in cash	12,510	(64,201)
Cash and cash equivalents balance, beginning of period	112,122	212,370
Cash and cash equivalents balance, end of period	124,632	148,169
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Net income (loss)	(42,737)	(172,981)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(680)	152,122
Net cash provided by (used in) operating activities	(43,417)	(20,859)
Net cash provided by (used in) investing activities	735	577
Net cash provided by (used in) financing activities	50,954	61
Intercompany investing and financing activities – net	(2,868)	27,388
Net increase (decrease) in cash	5,404	7,167
Cash and cash equivalents balance, beginning of period	(4,989)	(12,812)
Cash and cash equivalents balance, end of period	415	(5,645)
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Net income (loss)	19,910	1,111
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(82,121)	(4,704)
Net cash provided by (used in) operating activities	(62,211)	(3,593)
Net cash provided by (used in) investing activities	(2,671)	(659)
Net cash provided by (used in) financing activities	43,423	(31,984)
Intercompany investing and financing activities – net	(13,225)	8,485
Net increase (decrease) in cash	(34,684)	(27,751)
Cash and cash equivalents balance, beginning of period	143,607	167,612
Cash and cash equivalents balance, end of period	108,923	139,861
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Net income (loss)	425	209,491
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(425)	(209,491)
Scenario, Actual [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(80,288)	8,498
Net cash provided by (used in) operating activities	(62,075)	(179,241)
Net cash provided by (used in) investing activities	(1,910)	(82)
Net cash provided by (used in) financing activities	47,215	94,528
Net increase (decrease) in cash	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Parent Company [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	85,787
Net cash provided by (used in) operating activities	49,411	(101,952)
Net cash provided by (used in) financing activities	47,147	54,899
Intercompany investing and financing activities – net	(96,558)	47,043
Net increase (decrease) in cash		(10)
Cash and cash equivalents balance, beginning of period		10
Subsidiary Issuer [Member]
Net income (loss)	22,402	(37,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(28,260)	(15,216)
Net cash provided by (used in) operating activities	(5,858)	(52,837)
Net cash provided by (used in) investing activities	26
Net cash provided by (used in) financing activities	(94,309)	71,552
Intercompany investing and financing activities – net	112,651	(82,916)
Net increase (decrease) in cash	12,510	(64,201)
Cash and cash equivalents balance, beginning of period	112,122	212,370
Cash and cash equivalents balance, end of period	124,632	148,169
Guarantor Subsidiaries [Member]
Net income (loss)	(41,877)	(173,150)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(4,336)	148,195
Net cash provided by (used in) operating activities	(46,213)	(24,955)
Net cash provided by (used in) investing activities	(2,178)	577
Net cash provided by (used in) financing activities	50,954	61
Intercompany investing and financing activities – net	2,841	31,484
Net increase (decrease) in cash	5,404	7,167
Cash and cash equivalents balance, beginning of period	(4,989)	(12,812)
Cash and cash equivalents balance, end of period	415	(5,645)
Non-Guarantor Subsidiaries [Member]
Net income (loss)	19,050	1,280
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(78,465)	(777)
Net cash provided by (used in) operating activities	(59,415)	503
Net cash provided by (used in) investing activities	242	(659)
Net cash provided by (used in) financing activities	43,423	(31,984)
Intercompany investing and financing activities – net	(18,934)	4,389
Net increase (decrease) in cash	(34,684)	(27,751)
Cash and cash equivalents balance, beginning of period	143,607	167,612
Cash and cash equivalents balance, end of period	108,923	139,861
Consolidation, Eliminations [Member]
Net income (loss)	425	209,491
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	$ (425)	$ (209,491)